UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
International Core Fund

Semiannual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A1	13.20	6.92	—	3.84	–5.29	13.20	39.70	—	40.09

Class B2	13.19	6.92	—	3.68	–5.70	13.19	39.74	—	38.21

Class C2	17.22	7.23	—	3.68	–1.70	17.22	41.78	—	38.25

Class I2,3	19.56	8.49	—	4.90	–0.14	19.56	50.27	—	53.53

Class R1[2,3]	18.64	7.63	—	4.14	–0.54	18.64	44.45	—	43.81

Class R2[2,3]	18.99	7.26	—	3.52	–0.39	18.99	41.96	—	36.28

Class R3[3,4]	18.78	7.75	—	10.15	–0.48	18.78	45.22	—	66.57

Class R4[3,4]	19.28	8.11	—	10.52	–0.28	19.28	47.71	—	69.56

Class R5[3,4]	19.47	8.38	—	10.80	–0.20	19.47	49.56	—	71.87

Class R6[2,3]	19.66	8.57	—	5.09	–0.08	19.66	50.85	—	56.06

Class 1[3,5]	19.67	8.56	—	2.96	–0.11	19.67	50.76	—	25.65

Class NAV[3,6]	19.74	8.60	—	3.38	–0.08	19.74	51.07	—	30.54

Index1,†	16.92	8.69	—	5.47	1.57	16.92	51.70	—	61.08

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class NAV
Gross (%)	1.46	2.64	2.46	1.16	1.06	5.93	16.14	19.03	21.15	16.17	14.17	1.01
Net (%)	1.46	2.31	2.30	1.16	1.06	1.90	1.65	1.80	1.40	1.20	1.01	1.01

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares.

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

† Index is the MSCI EAFE Index.

See the following page for footnotes.

6	International Core Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B2,7	9-16-05	$13,821	$13,821	$16,108

Class C2,7	9-16-05	13,825	13,825	16,108

Class I2,3	9-16-05	15,353	15,353	16,108

Class R1[2,3]	9-16-05	14,381	14,381	16,108

Class R2[2,3]	9-16-05	13,628	13,628	16,108

Class R3[3]	5-22-09	16,657	16,657	17,874

Class R4[3]	5-22-09	16,956	16,956	17,874

Class R5[3]	5-22-09	17,187	17,187	17,874

Class R6[2,3]	9-16-05	15,606	15,606	16,108

Class 1[3]	11-6-06	12,565	12,565	12,811

Class NAV[3]	8-29-06	13,054	13,054	13,410

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-12-06. On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares’ returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R6, and Class R2 shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

7 The contingent deferred sales charge is not applicable.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$996.90	$7.40	1.47%

Class B	1,000.00	992.60	11.55	2.30%

Class C	1,000.00	992.90	11.40	2.27%

Class I	1,000.00	998.60	5.74	1.14%

Class R1	1,000.00	994.60	9.55	1.90%

Class R2	1,000.00	996.10	8.30	1.65%

Class R3	1,000.00	995.20	9.05	1.80%

Class R4	1,000.00	997.20	7.05	1.40%

Class R5	1,000.00	998.00	6.04	1.20%

Class R6	1,000.00	999.20	5.09	1.01%

Class 1	1,000.00	998.90	5.34	1.06%

Class NAV	1,000.00	999.20	5.09	1.01%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.80	$7.48	1.47%

Class B	1,000.00	1,013.60	11.67	2.30%

Class C	1,000.00	1,013.80	11.52	2.27%

Class I	1,000.00	1,019.50	5.80	1.14%

Class R1	1,000.00	1,015.60	9.65	1.90%

Class R2	1,000.00	1,016.90	8.39	1.65%

Class R3	1,000.00	1,016.10	9.15	1.80%

Class R4	1,000.00	1,018.10	7.12	1.40%

Class R5	1,000.00	1,019.20	6.11	1.20%

Class R6	1,000.00	1,020.10	5.14	1.01%

Class 1	1,000.00	1,019.90	5.40	1.06%

Class NAV	1,000.00	1,020.10	5.14	1.01%

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 Holdings (25.1% of Net Assets on 8-31-14)[1,2]

Total SA	5.0%	Daimler AG	2.3%

AstraZeneca PLC	2.9%	E.ON SE	1.9%

Royal Dutch Shell PLC, Class A	2.9%	Eni SpA	1.8%

BP PLC	2.7%	Enel SpA	1.6%

Telefonica SA	2.5%	Royal Dutch Shell PLC, Class B	1.5%

Sector Composition[1,3]

Energy	17.8%	Health Care	7.1%

Consumer Discretionary	13.2%	Materials	6.8%

Industrials	11.9%	Information Technology	4.9%

Telecommunication Services	11.8%	Consumer Staples	3.9%

Financials	10.2%	Short-Term Investments & Other	2.5%

Utilities	9.9%

Top 10 Countries[1,2,3]

Japan	19.8%	Netherlands	6.6%

France	17.6%	Italy	6.0%

Germany	13.0%	United States	3.4%

United Kingdom	11.8%	Hong Kong	2.1%

Spain	7.1%	Norway	2.0%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	International Core Fund | Semiannual report

Fund’s investments

As of 8-31-14 (unaudited)

	Shares	Value

Common Stocks 95.6%	$1,456,709,937

(Cost $1,346,961,292)

Australia 1.0%		14,978,105

BHP Billiton PLC	983	30,985

BHP Billiton, Ltd.	272,211	9,387,136

Goodman Fielder, Ltd.	767,983	459,320

Investa Office Fund	114,854	393,930

Pacific Brands, Ltd.	369,197	182,607

Westpac Banking Corp.	138,022	4,524,127

Austria 0.5%		7,016,397

OMV AG	90,313	3,487,411

Voestalpine AG	82,206	3,528,986

Belgium 0.8%		12,977,417

Belgacom SA	140,899	5,022,703

Delhaize Group SA	82,749	5,763,051

Solvay SA	13,929	2,191,663

Bermuda 0.0%		102,850

Catlin Group, Ltd.	12,046	102,850

Canada 0.5%		8,080,837

BlackBerry, Ltd. (I)(L)	379,000	3,851,697

Magna International, Inc. (L)	37,300	4,229,140

Denmark 1.2%		18,904,711

A.P. Moeller - Maersk A/S, Series B	1,694	4,255,645

Carlsberg A/S, Class B	16,307	1,490,916

Novo Nordisk A/S, Class B	94,153	4,318,401

Pandora A/S	50,737	3,804,980

TDC A/S	116,521	998,730

Vestas Wind Systems A/S (I)	95,226	4,036,039

Finland 1.3%		19,929,715

Fortum OYJ	137,726	3,459,917

Neste Oil OYJ	67,489	1,319,879

Nokia OYJ (L)	1,403,392	11,786,292

Tieto OYJ	48,720	1,325,509

UPM-Kymmene OYJ	135,405	2,038,118

France 17.5%		267,420,303

Air France-KLM (I)(L)	120,115	1,258,113

Alcatel-Lucent (I)	1,137,829	3,934,011

See notes to financial statements	Semiannual report | International Core Fund	11

	Shares	Value

France (continued)

AXA SA	196,308	$4,871,138

BNP Paribas SA	112,127	7,576,764

Bouygues SA	129,997	4,777,739

Carrefour SA	126,423	4,387,419

Casino Guichard Perrachon SA	17,128	2,045,537

Cie de Saint-Gobain	160,992	8,179,131

Cie Generale des Etablissements Michelin	74,392	8,229,726

Credit Agricole SA	250,333	3,715,055

Electricite de France SA	95,957	3,119,557

GDF Suez	872,817	21,513,620

Lagardere SCA	34,461	949,133

Orange SA	1,325,892	20,070,014

Peugeot SA (I)	541,526	7,618,717

Rallye SA	28,603	1,367,778

Renault SA	76,812	6,019,275

Sanofi	194,622	21,329,088

Schneider Electric SE	84,713	7,166,596

Societe Generale SA	239,449	12,145,018

Suez Environnement Company	91,427	1,686,277

Total SA	1,147,120	75,696,724

Valeo SA	28,390	3,432,232

Vallourec SA	50,297	2,247,697

Veolia Environnement SA	165,832	3,046,504

Vinci SA	192,174	12,570,226

Vivendi SA (I)	709,210	18,467,214

Germany 11.2%		170,948,004

Allianz SE	40,130	6,853,138

Aurubis AG	78,009	3,837,056

BASF SE	199,377	20,554,452

Bayerische Motoren Werke AG	114,891	13,408,625

Commerzbank AG (I)	177,040	2,687,847

Continental AG	19,920	4,263,281

Daimler AG	432,018	35,440,415

Deutsche Lufthansa AG	127,380	2,213,580

Deutsche Post AG	122,807	4,026,358

Deutsche Telekom AG	781,569	11,713,497

E.ON SE	1,605,328	29,217,061

Fresenius Medical Care AG & Company KGaA	32,391	2,282,218

K&S AG	93,797	2,918,445

Leoni AG	49,831	3,081,082

Metro AG (I)	81,047	2,854,798

Muenchener Rueckversicherungs AG	19,179	3,850,645

ProSiebenSat.1 Media AG	86,045	3,450,390

RWE AG	402,406	15,779,739

Salzgitter AG	34,319	1,283,461

Volkswagen AG	5,483	1,231,916

Guernsey, Channel Islands 0.0%		241,368

Friends Life Group, Ltd.	47,343	241,368

12	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Hong Kong 2.1%		$31,693,031

Cheung Kong Holdings, Ltd.	265,000	4,823,945

Esprit Holdings, Ltd.	72,451	117,371

Galaxy Entertainment Group, Ltd.	579,000	4,355,768

Hong Kong Land Holdings, Ltd.	22,000	150,734

Hutchison Whampoa, Ltd.	253,000	3,302,344

Noble Group, Ltd.	2,922,000	3,176,555

Sun Hung Kai Properties, Ltd.	643,589	9,770,471

Swire Pacific, Ltd., Class A	298,000	4,009,407

The Link REIT	28,500	169,272

The Wharf Holdings, Ltd.	222,000	1,738,580

Wheelock and Company, Ltd.	15,000	78,584

Ireland 0.9%		13,502,958

CRH PLC	200,414	4,619,078

Shire PLC	109,035	8,883,880

Israel 0.5%		7,321,260

Africa Israel Investments, Ltd. (I)	116,141	192,574

Check Point Software Technologies, Ltd. (I)	44,900	3,188,798

Partner Communications Company, Ltd. (I)	120,543	869,276

Teva Pharmaceutical Industries, Ltd.	58,480	3,070,612

Italy 6.0%		91,285,244

A2A SpA	1,047,888	1,149,950

Enel SpA	4,555,766	24,130,384

Eni SpA	1,091,454	27,254,715

Fiat SpA (I)(L)	456,234	4,461,987

Finmeccanica SpA (I)	758,414	7,111,896

Intesa Sanpaolo SpA	1,721,662	5,126,246

Mediaset SpA (I)	544,672	2,252,847

Recordati SpA	27,055	440,789

Saipem SpA (I)	31,301	743,279

Telecom Italia RSP	5,338,216	4,915,831

Telecom Italia SpA (I)(L)	8,711,474	10,049,368

UniCredit SpA	470,370	3,647,952

Japan 19.8%		301,916,593

Adastria Holdings Company, Ltd.	7,940	159,059

Aeon Company, Ltd.	53,500	578,520

Aisin Seiki Company, Ltd.	12,200	451,550

Asahi Glass Company, Ltd.	84,000	455,170

Asahi Kasei Corp.	55,000	441,344

Asatsu-DK, Inc.	2,100	55,416

Brother Industries, Ltd.	23,600	458,054

Canon, Inc.	261,300	8,527,152

Central Japan Railway Company, Ltd.	23,600	3,309,026

Chubu Electric Power Company, Inc. (I)	17,400	201,048

COLOPL, Inc. (I)(L)	64,400	2,734,320

CyberAgent, Inc.	108,400	3,714,192

Daihatsu Motor Company, Ltd.	38,200	655,920

Daikyo, Inc.	163,000	312,349

See notes to financial statements	Semiannual report | International Core Fund	13

	Shares	Value

Japan (continued)

Daito Trust Construction Company, Ltd.	41,500	$5,137,244

Daiwabo Holdings Company, Ltd.	353,000	709,437

DeNA Company, Ltd. (L)	309,461	3,859,422

FANUC Corp.	20,100	3,369,188

Fuji Heavy Industries, Ltd.	145,716	4,150,030

Fuji Oil Company, Ltd.	45,500	747,928

FUJIFILM Holdings Corp.	63,500	1,917,331

Gree, Inc. (L)	506,300	3,971,758

Gunze, Ltd.	100,000	282,703

Hanwa Company, Ltd.	313,000	1,234,920

Haseko Corp.	464,100	3,845,267

Hitachi Chemical Company, Ltd.	12,000	223,409

Honda Motor Company, Ltd.	283,400	9,620,360

Hoya Corp.	72,600	2,350,536

Inpex Corp.	460,500	6,602,265

ITOCHU Corp.	748,200	9,520,812

Japan Tobacco, Inc.	215,000	7,366,664

JFE Holdings, Inc.	115,000	2,328,137

JSR Corp.	22,000	382,488

JX Holdings, Inc.	1,635,100	8,413,871

K’s Holdings Corp.	99,700	2,785,313

Kao Corp.	44,350	1,913,229

Kawasaki Kisen Kaisha, Ltd.	1,884,000	4,534,674

KDDI Corp.	94,600	5,466,482

Keyence Corp.	8,200	3,511,644

Kinugawa Rubber Industrial Company, Ltd.	7,000	31,900

Kobe Steel, Ltd.	1,227,000	1,996,044

Kohnan Shoji Company, Ltd.	27,200	285,610

Kuraray Company, Ltd.	15,500	193,110

Kyocera Corp.	94,300	4,416,820

Leopalace21 Corp. (I)	554,200	3,189,186

Marubeni Corp.	1,002,824	7,241,635

Mazda Motor Corp.	102,400	2,422,792

Medipal Holdings Corp.	102,935	1,332,963

Mitsubishi Chemical Holdings Corp.	716,900	3,578,628

Mitsubishi Corp.	600,695	12,428,732

Mitsubishi Electric Corp.	260,000	3,260,454

Mitsubishi UFJ Financial Group, Inc.	407,800	2,350,411

Mitsui & Company, Ltd.	697,300	11,375,927

Mitsui Chemicals, Inc.	109,000	321,973

Mitsui Engineering & Shipbuilding Company, Ltd.	848,000	1,852,676

Mitsui Mining & Smelting Company, Ltd.	172,000	529,919

Mitsui O.S.K. Lines, Ltd.	819,000	3,001,126

Murata Manufacturing Company, Ltd.	38,000	3,633,070

Nidec Corp.	63,800	4,077,747

Nippon Electric Glass Company, Ltd.	64,000	322,022

Nippon Light Metal Holdings Company, Ltd.	356,300	569,406

Nippon Paper Industries Company, Ltd.	171,500	2,768,338

14	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Japan (continued)

Nippon Telegraph & Telephone Corp.	211,700	$14,219,949

Nippon Yusen KK	201,000	591,685

Nipro Corp. (L)	85,000	750,351

Nissan Motor Company, Ltd.	783,800	7,528,809

Nitori Holdings Company, Ltd.	51,000	3,061,123

North Pacific Bank, Ltd.	81,100	329,004

NTT DOCOMO, Inc.	520,500	9,013,575

Orient Corp. (I)	706,000	1,630,992

Osaka Gas Company, Ltd.	54,000	222,091

Panasonic Corp.	342,700	4,189,794

Resona Holdings, Inc.	1,545,400	8,388,063

Ricoh Company, Ltd.	174,500	1,894,113

Round One Corp.	65,100	423,697

Ryohin Keikaku Company, Ltd.	26,400	2,965,938

Seiko Epson Corp.	97,600	4,958,685

Sekisui House, Ltd.	39,200	492,914

Showa Denko KK	202,000	291,486

SMC Corp.	8,300	2,173,087

SoftBank Corp.	200	14,451

Sojitz Corp.	2,861,500	4,737,236

Sumitomo Chemical Company, Ltd.	77,000	276,434

Sumitomo Corp.	678,800	8,769,586

Sumitomo Heavy Industries, Ltd.	29,000	149,897

Sumitomo Metal Mining Company, Ltd.	147,000	2,232,251

Sumitomo Mitsui Company, Ltd. (I)	241,900	295,623

Sumitomo Mitsui Financial Group, Inc.	23,900	966,733

Sumitomo Rubber Industries, Ltd.	14,500	207,377

Taiheiyo Cement Corp.	501,000	2,095,544

Taisei Corp.	487,000	2,902,838

Takeda Pharmaceutical Company, Ltd.	133,689	6,107,418

TDK Corp.	6,100	304,137

The Daiei, Inc. (I)	66,116	83,294

The Yokohama Rubber Company, Ltd.	16,000	142,289

Tokyo Electric Power Company, Inc. (I)	1,395,100	5,037,170

TonenGeneral Sekiyu KK	115,133	1,050,190

Tosoh Corp.	335,000	1,387,208

Toyota Tsusho Corp.	243,000	6,419,474

Ube Industries, Ltd.	97,000	164,241

UNY Group Holdings Company, Ltd. (L)	332,800	1,871,061

West Japan Railway Company	12,000	567,758

Yamada Denki Company, Ltd. (L)	1,721,400	5,530,306

Luxembourg 0.4%		5,518,042

ArcelorMittal	379,646	5,518,042

Macau 0.2%		3,216,082

Sands China, Ltd.	494,000	3,216,082

See notes to financial statements	Semiannual report | International Core Fund	15

	Shares	Value

Netherlands 6.6%		$100,121,667

Aegon NV	637,151	5,038,355

Corbion NV	58,120	973,753

Delta Lloyd NV	77,899	1,877,041

Fugro NV	11,631	421,790

Heineken NV	30,217	2,300,543

ING Groep NV (I)	117,337	1,614,891

Koninklijke Ahold NV	271,281	4,634,758

Koninklijke BAM Groep NV (L)	276,798	655,821

Koninklijke KPN NV (I)	2,154,139	7,190,619

PostNL NV (I)	724,165	3,631,509

Royal Dutch Shell PLC, Class A	1,086,338	43,965,877

Royal Dutch Shell PLC, Class B	554,932	23,439,782

SNS REAAL NV (I)	69,009	0

Unilever NV	105,252	4,376,928

New Zealand 0.0%		363,050

Chorus, Ltd.	247,176	363,050

Norway 2.0%		30,431,273

Statoil ASA	645,910	18,169,305

Telenor ASA	147,542	3,389,208

TGS-NOPEC Geophysical Company ASA (L)	85,819	2,424,757

Yara International ASA	128,605	6,448,003

Portugal 0.5%		7,033,948

EDP - Energias de Portugal SA (L)	1,446,365	7,008,039

Portugal Telecom SGPS SA (L)	12,333	25,909

Singapore 0.2%		3,059,302

Golden Agri-Resources, Ltd.	7,494,000	3,059,302

Spain 7.1%		108,262,692

ACS Actividades de Construccion y Servicios SA	149,240	6,286,255

Banco Bilbao Vizcaya Argentaria SA	520,275	6,298,218

Banco Santander SA	1,456,140	14,507,604

Enagas SA	87,720	2,925,811

Ferrovial SA	84,337	1,716,597

Gas Natural SDG SA	239,195	7,334,022

Iberdrola SA	2,832,099	20,808,729

Repsol SA	406,348	10,091,757

Telefonica SA	2,413,755	38,293,699

Sweden 1.6%		23,983,012

Investor AB, B Shares	94,543	3,511,070

NCC AB, B Shares	49,413	1,576,407

Skanska AB, Series B	84,542	1,749,555

Telefonaktiebolaget LM Ericsson, B Shares	595,787	7,424,418

TeliaSonera AB	1,034,574	7,556,361

Volvo AB, Series B	181,097	2,165,201

Switzerland 1.8%		27,041,153

Actelion, Ltd. (I)	37,828	4,644,585

Holcim, Ltd. (I)	71,222	5,668,672

16	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Switzerland (continued)

Novartis AG	44,761	$4,021,615

Swisscom AG	3,771	2,190,754

Transocean, Ltd. (L)	74,045	2,852,346

Zurich Insurance Group AG (I)	25,383	7,663,181

United Kingdom 11.8%		179,480,835

Amlin PLC	17,909	133,876

Anglo American PLC	175,605	4,458,837

AstraZeneca PLC	579,580	44,226,830

Aviva PLC	461,857	3,997,299

BAE Systems PLC	931,335	6,891,919

Balfour Beatty PLC	52,888	212,936

BG Group PLC	180,754	3,603,075

BP PLC	5,249,509	41,875,648

BT Group PLC	893,529	5,744,816

Carillion PLC	18,863	105,490

Centrica PLC	624,781	3,316,416

Direct Line Insurance Group PLC	48,390	240,164

GlaxoSmithKline PLC	186,135	4,549,089

Home Retail Group PLC	786,997	2,395,849

J Sainsbury PLC	100,700	486,216

Kingfisher PLC	92,464	466,783

Ladbrokes PLC	54,494	120,653

Lancashire Holdings, Ltd.	15,466	160,859

Lloyds Banking Group PLC (I)	4,368,553	5,537,663

Man Group PLC	225,702	444,022

Marks & Spencer Group PLC	87,830	627,364

Next PLC	40,166	4,732,853

Pearson PLC	38,022	701,613

Prudential PLC	197,030	4,749,412

Rio Tinto PLC	213,354	11,408,081

RSA Insurance Group PLC	45,364	345,073

Serco Group PLC	27,190	140,471

SSE PLC	28,076	708,114

Subsea 7 SA	21,242	354,105

Tesco PLC	1,784,128	6,819,717

Trinity Mirror PLC (I)	172,155	589,255

Unilever PLC	116,081	5,120,342

Vodafone Group PLC	3,936,647	13,529,784

WM Morrison Supermarkets PLC	232,635	686,211

United States 0.1%		1,880,088

Catamaran Corp. (I)	39,900	1,880,088

Preferred Securities 1.8%		$27,629,783

(Cost $27,428,813)

Germany 1.8%		27,629,783

Porsche Automobil Holding SE	86,488	7,893,273

Volkswagen AG	87,568	19,736,510

See notes to financial statements	Semiannual report | International Core Fund	17

		Shares	Value

Warrants 0.1%			$1,221,576

(Cost $517,074)

France 0.1%			1,091,573

Peugeot SA (Expiration Date: 4-29-17; Strike Price: EUR 6.43) (I)		515,358	1,091,573

Hong Kong 0.0%			130,003

Sun Hung Kai Properties, Ltd. (Expiration Date: 4-22-16;
Strike Price: HKD 98.60) (I)		52,750	130,003

	Yield (%)	Shares	Value

Securities Lending Collateral 3.3%			$51,347,682

(Cost $51,348,439)

John Hancock Collateral Investment Trust (W)	0.0970 (Y)	5,131,125	51,347,682

Short-Term Investments 2.2%			$33,264,106

(Cost $33,264,106)

Money Market Funds 2.2%			33,264,106

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	33,264,106	33,264,106

Total investments (Cost $1,459,519,724)† 103.0%		$1,570,173,084

Other assets and liabilities, net (3.0%)			($46,044,569)

Total net assets 100.0%		$1,524,128,515

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,515,644,758. Net unrealized appreciation aggregated $54,528,326, of which $104,602,544 related to appreciated investment securities and $50,074,218 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 8-31-14.

Energy	17.8%
Consumer Discretionary	13.2%
Industrials	11.9%
Telecommunication Services	11.8%
Financials	10.2%
Utilities	9.9%
Health Care	7.1%
Materials	6.8%
Information Technology	4.9%
Consumer Staples	3.9%
Short-Term Investments & Other	2.5%

Total	100.0%

18	International Core Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 8-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,408,171,285
including $51,304,219 of securities loaned)	$1,518,825,402
Investments in affiliated issuers, at value (Cost $51,348,439)	51,347,682

Total investments, at value (Cost $1,459,519,724)	1,570,173,084
Foreign currency, at value (Cost $298,891)	298,620
Receivable for fund shares sold	5,565,715
Receivable for forward foreign currency exchange contracts	1,289,101
Dividends and interest receivable	4,534,989
Receivable for securities lending income	95,205
Receivable due from advisor	935
Other receivables and prepaid expenses	130,257

Total assets	1,582,087,906

Liabilities

Payable for investments purchased	345,418
Payable for forward foreign currency exchange contracts	1,160,256
Payable for fund shares repurchased	4,203,423
Payable upon return of securities loaned	51,304,219
Payable to affiliates
Accounting and legal services fees	44,084
Transfer agent fees	143,162
Distribution and service fees	75
Trustees’ fees	4,206
Other liabilities and accrued expenses	754,548

Total liabilities	57,959,391

Net assets	$1,524,128,515

Net assets consist of

Paid-in capital	$1,443,099,008
Undistributed net investment income	43,159,535
Accumulated net realized gain (loss) on investments, futures contracts, and
foreign currency transactions	(72,679,679)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	110,549,651

Net assets	$1,524,128,515

See notes to financial statements	Semiannual report | International Core Fund	19

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($107,196,584 ÷ 3,037,624 shares)	$35.29
Class B ($3,108,214 ÷ 88,775 shares)[1]	$35.01
Class C ($12,798,145 ÷ 365,502 shares)[1]	$35.02
Class I ($586,528,511 ÷ 16,538,025 shares)	$35.47
Class R1 ($455,489 ÷ 12,961 shares)	$35.14
Class R2 ($218,167 ÷ 6,165 shares)	$35.39
Class R3 ($201,787 ÷ 5,705 shares)	$35.37
Class R4 ($94,282 ÷ 2,662.71 shares)	$35.41
Class R5 ($126,951 ÷ 3,582 shares)	$35.44
Class R6 ($163,227 ÷ 4,593 shares)	$35.54
Class 1 ($44,661,828 ÷ 1,256,675 shares)	$35.54
Class NAV ($768,575,329 ÷ 21,639,170 shares)	$35.52

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$37.15

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

20	International Core Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 8-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$33,411,944
Securities lending	1,330,926
Less foreign taxes withheld	(2,889,208)

Total investment income	31,853,662

Expenses

Investment management fees	6,774,626
Distribution and service fees	259,882
Accounting and legal services fees	114,279
Transfer agent fees	412,349
Trustees’ fees	10,380
State registration fees	78,717
Printing and postage	43,280
Professional fees	79,955
Custodian fees	771,569
Registration and filing fees	18,186
Other	15,925

Total expenses	8,579,148
Less expense reductions	(93,227)

Net expenses	8,485,921

Net investment income	23,367,741

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	111,002,354
Investments in affiliated issuers	7,437

111,009,791
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	(136,643,119)
Investments in affiliated issuers	(893)

(136,644,012)

Net realized and unrealized loss	(25,634,221)

Decrease in net assets from operations	($2,266,480)

See notes to financial statements	Semiannual report | International Core Fund	21

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	8-31-14	ended
	(Unaudited)	2-28-14

Increase (decrease) in net assets

From operations
Net investment income	$23,367,741	$46,405,758
Net realized gain	111,009,791	107,879,168
Change in net unrealized appreciation (depreciation)	(136,644,012)	170,776,450

Increase (decrease) in net assets resulting from operations	(2,266,480)	325,061,376

Distributions to shareholders
From net investment income
Class A	—	(2,725,982)
Class B	—	(67,781)
Class C	—	(122,674)
Class I	—	(15,844,643)
Class R1	—	(9,593)
Class R2	—	(3,451)
Class R3	—	(3,281)
Class R4	—	(2,592)
Class R5	—	(3,325)
Class R6	—	(4,764)
Class 1	—	(1,354,021)
Class NAV	—	(26,043,066)

Total distributions	—	(46,185,173)

From fund share transactions	9,943,497	97,994,393

Total increase	7,677,017	376,870,596

Net assets

Beginning of period	1,516,451,498	1,139,580,902

End of period	$1,524,128,515	$1,516,451,498

Undistributed net investment income	$43,159,535	$19,791,794

22	International Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.40	$28.81	$27.72	$30.85	$25.74	$18.43
Net investment income[2]	0.49	1.05[3]	0.71	0.58	0.33	0.24
Net realized and unrealized gain (loss)
on investments	(0.60)	6.52	1.31	(3.32)	5.09	7.59
Total from investment operations	(0.11)	7.57	2.02	(2.74)	5.42	7.83
Less distributions
From net investment income	—	(0.98)	(0.93)	(0.39)	(0.31)	(0.52)
Net asset value, end of period	$35.29	$35.40	$28.81	$27.72	$30.85	$25.74
Total return (%)[4,5]	(0.31)[6]	26.56	7.41	(8.73)	21.13	42.33

Ratios and supplemental data

Net assets, end of period (in millions)	$107	$109	$91	$374	$333	$225
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48[7]	1.46	1.58	1.58	1.61	1.95[8]
Expenses including reductions	1.47[7]	1.46	1.58	1.58	1.60	1.66[8]
Expenses including reductions and credits	1.47[7]	1.46	1.58	1.58	1.60	1.62[8]
Net investment income	2.73[7]	3.27[3]	2.66	2.05	1.21	0.94
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Core Fund	23

CLASS B SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.27	$28.70	$27.61	$30.70	$25.62	$18.36
Net investment income[2]	0.33	0.73[3]	0.42	0.44	0.18	0.17
Net realized and unrealized gain (loss)
on investments	(0.59)	6.53	1.41	(3.34)	5.01	7.44
Total from investment operations	(0.26)	7.26	1.83	(2.90)	5.19	7.61
Less distributions
From net investment income	—	(0.69)	(0.74)	(0.19)	(0.11)	(0.35)
Net asset value, end of period	$35.01	$35.27	$28.70	$27.61	$30.70	$25.62
Total return (%)[4,5]	(0.74)[6]	25.50	6.71	(9.38)	20.28	41.35

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$4	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.54[7]	2.64	2.94	2.49	2.36	3.07[8]
Expenses including reductions	2.30[7]	2.30	2.30	2.30	2.30	2.36[8]
Expenses including reductions and credits	2.30[7]	2.30	2.30	2.30	2.30	2.33[8]
Net investment income	1.88[7]	2.28[3]	1.56	1.58	0.65	0.69
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.27	$28.70	$27.61	$30.71	$25.62	$18.36
Net investment income[2]	0.32	0.83[3]	0.42	0.43	0.17	0.15
Net realized and unrealized gain (loss)
on investments	(0.57)	6.43	1.41	(3.34)	5.03	7.46
Total from investment operations	(0.25)	7.26	1.83	(2.91)	5.20	7.61
Less distributions
From net investment income	—	(0.69)	(0.74)	(0.19)	(0.11)	(0.35)
Net asset value, end of period	$35.02	$35.27	$28.70	$27.61	$30.71	$25.62
Total return (%)[4,5]	(0.71)[6]	25.50	6.71	(9.41)	20.32	41.35

Ratios and supplemental data

Net assets, end of period (in millions)	$13	$8	$4	$4	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.28[7]	2.46	2.77	2.50	2.47	2.69[8]
Expenses including reductions	2.27[7]	2.30	2.30	2.30	2.30	2.36[8]
Expenses including reductions and credits	2.27[7]	2.30	2.30	2.30	2.30	2.33[8]
Net investment income	1.78[7]	2.59[3]	1.54	1.53	0.62	0.60
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

24	International Core Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.52	$28.90	$27.78	$30.94	$25.80	$18.45
Net investment income[2]	0.54	1.10[3]	0.68	0.72	0.45	0.35
Net realized and unrealized gain (loss)
on investments	(0.59)	6.60	1.49	(3.36)	5.12	7.63
Total from investment operations	(0.05)	7.70	2.17	(2.64)	5.57	7.98
Less distributions
From net investment income	—	(1.08)	(1.05)	(0.52)	(0.43)	(0.63)
Net asset value, end of period	$35.47	$35.52	$28.90	$27.78	$30.94	$25.80
Total return (%)[4]	(0.14)[5]	26.94	7.92	(8.33)	21.73	43.10

Ratios and supplemental data

Net assets, end of period (in millions)	$587	$527	$392	$411	$291	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[6]	1.15	1.17	1.16	1.12	1.06
Expenses including reductions	1.14[6]	1.15	1.17	1.16	1.12	1.06
Net investment income	2.98[6]	3.42[3]	2.49	2.54	1.61	1.34
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.

CLASS R1 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.33	$28.75	$27.66	$30.77	$25.67	$18.36
Net investment income[2]	0.40	0.85[3]	0.51	0.53	0.24	0.23
Net realized and unrealized gain (loss)
on investments	(0.59)	6.56	1.43	(3.33)	5.06	7.50
Total from investment operations	(0.19)	7.41	1.94	(2.80)	5.30	7.73
Less distributions
From net investment income	—	(0.83)	(0.85)	(0.31)	(0.20)	(0.42)
Net asset value, end of period	$35.14	$35.33	$28.75	$27.66	$30.77	$25.67
Total return (%)[4]	(0.54)[5]	26.00	7.10	(9.00)	20.71	42.00

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.43[7]	5.71	7.16	7.37	6.88	8.85[8]
Expenses including reductions	1.90[7]	1.90	1.90	1.90	1.92	1.92[8]
Net investment income	2.24[7]	2.67[3]	1.87	1.88	0.90	0.92
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Core Fund	25

CLASS R2 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13[2]

Per share operating performance

Net asset value, beginning of period	$35.53	$28.91	$27.80
Net investment income[3]	0.44	0.94[4]	0.59
Net realized and unrealized gain (loss) on investments	(0.58)	6.60	1.43
Total from investment operations	(0.14)	7.54	2.02
Less distributions
From net investment income	—	(0.92)	(0.91)
Net asset value, end of period	$35.39	$35.53	$28.91
Total return (%)[5]	(0.39)[6]	26.32	7.39

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.30[8]	15.89	20.70
Expenses including reductions	1.65[8]	1.65	1.65
Net investment income	2.44[8]	2.94[4]	2.16
Portfolio turnover (%)	45	47	53

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on average daily shares outstanding.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R3 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$35.54	$28.92	$27.80	$30.94	$25.80	$23.33
Net investment income[3]	0.42	1.09[4]	0.53	0.57	0.29	0.02
Net realized and unrealized gain (loss)
on investments	(0.59)	6.40	1.46	(3.38)	5.08	2.90
Total from investment operations	(0.17)	7.49	1.99	(2.81)	5.37	2.92
Less distributions
From net investment income	—	(0.87)	(0.87)	(0.33)	(0.23)	(0.45)
Net asset value, end of period	$35.37	$35.54	$28.92	$27.80	$30.94	$25.80
Total return (%)[5]	(0.48)[6]	26.12	7.28	(8.95)	20.87	12.40[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.79[7]	18.96	47.36	45.66	44.55	10.97[7]
Expenses including reductions	1.80[7]	1.80	1.80	1.80	1.83	1.91[7]
Net investment income	2.34[7]	3.36[4]	1.93	2.01	1.05	0.10[7]
Portfolio turnover (%)	45	47	53	42	39	44[9]

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on average daily shares outstanding.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Less than $500,000.
9 The portfolio turnover is shown for the period from 3-1-09 to 2-28-10.

26	International Core Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$35.51	$28.89	$27.79	$30.94	$25.80	$23.33
Net investment income[3]	0.53	0.99[4]	0.64	0.65	0.37	0.08
Net realized and unrealized gain (loss)
on investments	(0.63)	6.63	1.44	(3.38)	5.08	2.91
Total from investment operations	(0.10)	7.62	2.08	(2.73)	5.45	2.99
Less distributions
From net investment income	—	(1.00)	(0.98)	(0.42)	(0.31)	(0.52)
Net asset value, end of period	$35.41	$35.51	$28.89	$27.79	$30.94	$25.80
Total return (%)[5]	(0.28)[6]	26.66	7.61	(8.67)	21.21	12.69[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	12.27[8]	21.10	42.45	42.74	44.22	10.71[8]
Expenses including reductions	1.40[8]	1.40	1.43	1.50	1.53	1.61[8]
Net investment income	2.93[8]	3.05[4]	2.34	2.29	1.34	0.40[8]
Portfolio turnover (%)	45	47	53	42	39	44[9]

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on average daily shares outstanding.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 3-1-09 to 2-28-10.

CLASS R5 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$35.51	$28.90	$27.78	$30.94	$25.79	$23.33
Net investment income[3]	0.54	1.11[4]	0.70	0.73	0.44	0.14
Net realized and unrealized gain (loss)
on investments	(0.61)	6.57	1.45	(3.38)	5.10	2.91
Total from investment operations	(0.07)	7.68	2.15	(2.65)	5.54	3.05
Less distributions
From net investment income	—	(1.07)	(1.03)	(0.51)	(0.39)	(0.59)
Net asset value, end of period	$35.44	$35.51	$28.90	$27.78	$30.94	$25.79
Total return (%)[5]	(0.20)[6]	26.87	7.88	(8.38)	21.59	12.95[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.50[8]	16.15	21.14	20.87	31.41	10.50[8]
Expenses including reductions	1.20[8]	1.20	1.20	1.20	1.22	1.31[8]
Net investment income	3.02[8]	3.45[4]	2.57	2.58	1.58	0.70[8]
Portfolio turnover (%)	45	47	53	42	39	44[9]

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on average daily shares outstanding.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 3-1-09 to 2-28-10.

See notes to financial statements	Semiannual report | International Core Fund	27

CLASS R6 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12[2]

Per share operating performance

Net asset value, beginning of period	$35.57	$28.94	$27.82	$28.00
Net investment income[3]	0.57	1.13[4]	0.73	0.26
Net realized and unrealized gain (loss) on investments	(0.60)	6.60	1.45	0.10
Total from investment operations	(0.03)	7.73	2.18	0.36
Less distributions
From net investment income	—	(1.10)	(1.06)	(0.54)
Total distributions	—	(1.10)	(1.06)	(0.54)
Net asset value, end of period	$35.54	$35.57	$28.94	$27.82
Total return (%)[5]	(0.08)[6]	27.00	7.95	1.49[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.11[8]	14.17	21.97	16.83[8]
Expenses including reductions	1.01[8]	1.12	1.12	1.12[8]
Net investment income	3.14[8]	3.50[4]	2.66	1.98[8]
Portfolio turnover (%)	45	47	53	42[9]

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on average daily shares outstanding.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS 1 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.58	$28.94	$27.82	$30.99	$25.84	$18.48
Net investment income[2]	0.56	1.14[3]	0.75	0.79	0.50	0.46
Net realized and unrealized gain (loss)
on investments	(0.60)	6.61	1.44	(3.41)	5.09	7.54
Total from investment operations	(0.04)	7.75	2.19	(2.62)	5.59	8.00
Less distributions
From net investment income	—	(1.11)	(1.07)	(0.55)	(0.44)	(0.64)
Net asset value, end of period	$35.54	$35.58	$28.94	$27.82	$30.99	$25.84
Total return (%)[4]	(0.11)[5]	27.09	8.00	(8.27)	21.75	43.11

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$44	$37	$39	$47	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06[6]	1.06	1.08	1.07	1.07	1.08[7]
Expenses including reductions	1.06[6]	1.06	1.08	1.07	1.07	1.07[7]
Net investment income	3.09[6]	3.53[3]	2.76	2.76	1.83	1.83
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

28	International Core Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$35.55	$28.92	$27.80	$30.98	$25.82	$18.47
Net investment income[2]	0.57	1.14[3]	0.82	0.81	0.51	0.49
Net realized and unrealized gain (loss)
on investments	(0.60)	6.62	1.38	(3.43)	5.10	7.51
Total from investment operations	(0.03)	7.76	2.20	(2.62)	5.61	8.00
Less distributions
From net investment income	—	(1.13)	(1.08)	(0.56)	(0.45)	(0.65)
Net asset value, end of period	$35.52	$35.55	$28.92	$27.80	$30.98	$25.82
Total return (%)[4]	(0.08)[5]	27.14	8.06	(8.24)	21.85	43.14

Ratios and supplemental data

Net assets, end of period (in millions)	$769	$823	$611	$753	$920	$800
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.01	1.03	1.02	1.02	1.04[7]
Expenses including reductions	1.01[6]	1.00	1.03	1.02	1.02	1.02[7]
Net investment income	3.16[6]	3.54[3]	3.03	2.84	1.87	1.99
Portfolio turnover (%)	45	47	53	42	39	44

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Core Fund	29

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Core Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4, and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these

30	International Core Fund | Semiannual report

securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$14,978,105	—	$14,978,105	—
Austria	7,016,397	—	7,016,397	—
Belgium	12,977,417	—	12,977,417	—
Bermuda	102,850	—	102,850	—
Canada	8,080,837	$8,080,837	—	—
Denmark	18,904,711	—	18,904,711	—
Finland	19,929,715	—	19,929,715	—
France	267,420,303	—	267,420,303	—
Germany	170,948,004	—	170,948,004	—
Guernsey, Channel
Islands	241,368	—	241,368	—
Hong Kong	31,693,031	—	31,693,031	—
Ireland	13,502,958	—	13,502,958	—
Israel	7,321,260	3,188,798	4,132,462	—
Italy	91,285,244	—	91,285,244	—
Japan	301,916,593	—	301,916,593	—
Luxembourg	5,518,042	—	5,518,042	—
Macau	3,216,082	—	3,216,082	—
Netherlands	100,121,667	—	100,121,667	—
New Zealand	363,050	—	363,050	—
Norway	30,431,273	—	30,431,273	—
Portugal	7,033,948	—	7,033,948	—
Singapore	3,059,302	—	3,059,302	—
Spain	108,262,692	—	108,262,692	—
Sweden	23,983,012	—	23,983,012	—
Switzerland	27,041,153	—	27,041,153	—
United Kingdom	179,480,835	—	179,480,835	—
United States	1,880,088	1,880,088	—	—

Semiannual report | International Core Fund	31

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities	$27,629,783	—	$27,629,783	—
Warrants
France	1,091,573	$1,091,573	—	—
Hong Kong	130,003	130,003	—	—
Securities Lending
Collateral	51,347,682	51,347,682	—	—
Short-Term Investments	33,264,106	33,264,106	—	—

Total Investments in
Securities	$1,570,173,084	$98,983,087	$1,471,189,997	—
Other Financial
Instruments
Forward Foreign
Currency Contracts	$128,845	—	$128,845	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the portfolio, which has a floating net asset value and is registered with the Securities Exchange Commission (SEC) as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

32	International Core Fund | Semiannual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended August 31, 2014 were $489. For the six months ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized

Semiannual report | International Core Fund	33

prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2014, the fund has a capital loss carryforward of $130,214,592 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28
2018	2019

$123,171,180	$7,043,412

As of February 28, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality

34	International Core Fund | Semiannual report

or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended August 31, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $224 million to $762 million, as measured at each quarter end. The following table summarizes the contracts held at August 31, 2014.

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

EUR	907,484	USD	1,215,021	Barclays Bank	10-31-14	—	($22,204)	($22,204)
				PLC Wholesale
EUR	1,257,033	USD	1,681,998	Deutsche Bank	10-31-14	—	(29,726)	(29,726)
				AG London
EUR	989,973	USD	1,325,491	Morgan Stanley	10-31-14	—	(24,249)	(24,249)
				and Company
				International PLC
EUR	770,788	USD	1,031,919	State Street	10-31-14	—	(18,778)	(18,778)
				Bank and Trust
				Company
JPY	1,484,574,735	USD	14,459,463	Bank of America,	10-31-14	—	(184,622)	(184,622)
				N.A.
JPY	751,814,261	USD	7,320,525	Bank of New	10-31-14	—	(91,499)	(91,499)
				York
JPY	362,594,620	USD	3,531,600	Barclays Bank	10-31-14	—	(45,092)	(45,092)
				PLC Wholesale
JPY	765,033,764	USD	7,450,660	Brown Brothers	10-31-14	—	(94,523)	(94,523)
				Harriman &
				Company
JPY	699,745,840	USD	6,809,681	Deutsche Bank	10-31-14	—	(81,316)	(81,316)
				AG London
JPY	599,782,149	USD	5,841,006	JPMorgan Chase	10-31-14	—	(73,836)	(73,836)
				Bank
JPY	835,614,272	USD	8,136,762	Morgan Stanley	10-31-14	—	(101,962)	(101,962)
				and Company
				International PLC
JPY	757,715,620	USD	7,380,754	State Street	10-31-14	—	(94,984)	(94,984)
				Bank and Trust
				Company

Semiannual report | International Core Fund	35

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

NOK	13,069,100	USD	2,116,025	Bank of America,	10-31-14	—	($11,764)	($11,764)
				N.A.
NOK	11,202,086	USD	1,814,550	Barclays Bank	10-31-14	—	(10,898)	(10,898)
				PLC Wholesale
NOK	13,069,100	USD	2,122,512	State Street	10-31-14	—	(18,251)	(18,251)
				Bank and Trust
				Company
SGD	3,188,953	USD	2,556,777	Bank of America,	10-31-14	—	(3,602)	(3,602)
				N.A.
SGD	7,413,167	USD	5,938,420	Barclays Bank	10-31-14	—	(3,209)	(3,209)
				PLC Wholesale
SGD	2,992,272	USD	2,398,898	Brown Brothers	10-31-14	—	(3,192)	(3,192)
				Harriman &
				Company
SGD	2,618,505	USD	2,096,281	Deutsche Bank	10-31-14	$175	—	175
				AG London
SGD	5,009,561	USD	4,014,284	JPMorgan Chase	10-31-14	—	(3,474)	(3,474)
				Bank
SGD	12,561,129	USD	10,066,620	Morgan Stanley	10-31-14	—	(9,791)	(9,791)
				and Company
				International PLC
SGD	3,554,576	USD	2,847,848	State Street	10-31-14	—	(1,945)	(1,945)
				Bank and Trust
				Company
USD	1,906,144	AUD	2,057,833	Bank of America,	10-31-14	—	(7,888)	(7,888)
				N.A.
USD	2,426,953	AUD	2,620,462	Barclays Bank	10-31-14	—	(10,391)	(10,391)
				PLC Wholesale
USD	4,994,812	AUD	5,397,171	Deutsche Bank	10-31-14	—	(25,205)	(25,205)
				AG London
USD	2,084,955	AUD	2,251,608	State Street	10-31-14	—	(9,310)	(9,310)
				Bank and Trust
				Company
USD	1,208,238	CAD	1,324,869	Bank of New	10-31-14	—	(8,607)	(8,607)
				York
USD	2,351,281	CAD	2,578,600	Barclays Bank	10-31-14	—	(17,071)	(17,071)
				PLC Wholesale
USD	1,312,860	CAD	1,439,388	JPMorgan Chase	10-31-14	—	(9,166)	(9,166)
				Bank
USD	1,258,711	CAD	1,380,564	Morgan Stanley	10-31-14	—	(9,287)	(9,287)
				and Company
				International PLC
USD	2,297,215	CHF	2,088,536	Bank of America,	10-31-14	20,930	—	20,930
				N.A.
USD	4,093,826	CHF	3,722,780	Barclays Bank	10-31-14	36,389	—	36,389
				PLC Wholesale
USD	4,479,084	CHF	4,071,756	Brown Brothers	10-31-14	41,299	—	41,299
				Harriman &
				Company
USD	4,227,395	CHF	3,843,515	Morgan Stanley	10-31-14	38,369	—	38,369
				and Company
				International PLC
USD	6,653,782	CHF	6,049,066	State Street	10-31-14	60,938	—	60,938
				Bank and Trust
				Company

36	International Core Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	14,840,112	GBP	8,809,959	Bank of America,	10-31-14	$221,270	—	$221,270
				N.A.
USD	11,903,411	GBP	7,064,905	Bank of New	10-31-14	180,232	—	180,232
				York
USD	5,400,560	GBP	3,205,708	Barclays Bank	10-31-14	81,155	—	81,155
				PLC Wholesale
USD	6,872,551	GBP	4,079,222	Brown Brothers	10-31-14	103,677	—	103,677
				Harriman &
				Company
USD	6,969,016	GBP	4,136,283	Deutsche Bank	10-31-14	105,458	—	105,458
				AG London
USD	7,499,130	GBP	4,450,645	Morgan Stanley	10-31-14	113,934	—	113,934
				and Company
				International PLC
USD	4,791,632	GBP	2,843,491	State Street	10-31-14	73,274	—	73,274
				Bank and Trust
				Company
USD	4,384,588	NOK	27,562,311	Bank of America,	10-31-14	—	($53,230)	(53,230)
				N.A.
USD	3,266,256	NOK	20,531,421	Barclays Bank	10-31-14	—	(39,516)	(39,516)
				PLC Wholesale
USD	3,264,104	NOK	20,531,421	State Street	10-31-14	—	(41,668)	(41,668)
				Bank and Trust
				Company
USD	2,469,931	NZD	2,925,751	Bank of America,	10-31-14	36,616	—	36,616
				N.A.
USD	1,574,801	SEK	10,833,735	Bank of America,	10-31-14	24,944	—	24,944
				N.A.
USD	1,488,418	SEK	10,239,051	Bank of New	10-31-14	23,636	—	23,636
				York
USD	1,836,698	SEK	12,635,731	Brown Brothers	10-31-14	29,051	—	29,051
				Harriman &
				Company
USD	1,411,626	SEK	9,726,526	Deutsche Bank	10-31-14	20,165	—	20,165
				AG London
USD	4,749,195	SEK	32,655,239	Morgan Stanley	10-31-14	77,589	—	77,589
				and Company
				International PLC
						$1,289,101	($1,160,256)	$128,845

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadaian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japenese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Semiannual report | International Core Fund	37

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at August 31, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITIES
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVE
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward	$1,289,101	($1,160,256)
contracts	forward foreign currency	foreign currency
	exchange contracts	contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2014:

		INVESTMENTS IN UNAFFILIATED
	STATEMENT OF	ISSUERS AND FOREIGN
RISK	OPERATIONS LOCATION	CURRENCY TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	(3,590,962)

* Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2014:

		INVESTMENTS IN UNAFFILIATED ISSUERS
	STATEMENT OF	AND TRANSLATION OF ASSETS AND
RISK	OPERATIONS LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign exchange contracts	Change in unrealized	$128,845
	appreciation (depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100 million of the fund’s average daily net assets; b) 0.895% of the next $900 million of the fund’s average daily net assets; c) 0.880% of the next $1 billion of the fund’s average daily net assets; d) 0.850% of the next $1 billion of the fund’s average daily net assets; e) 0.825% of the next $1 billion of the fund’s average daily net assets; and f) 0.800% of the

38	International Core Fund | Semiannual report

fund’s average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 2.30%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20% and 1.12% for Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. These expense limitations will remain in effect through June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Effective July 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to July 1, 2014, Class A and Class B shares had fee waivers and/or reimbursements such that the expenses would not exceed 1.60% and 2.30% for Class A and Class B shares, respectively.

The Advisor has contractually agreed to waive fees and/or reimburse Rule 12b-1 fees, blue sky fees, printing fees, class offering fees and transfer agent expenses for Class R6 to the extent that these expenses will not exceed 0.00%. This expense limitation will remain in effect through June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions amounted to $3,872, $3,988, $404, $19,258, $5,435, $6,667, $5,778, $5,918, $5,947, $7,391, $1,544 and $26,970 for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, for the six months ended August 31, 2014.

The investment management fees incurred for the six months ended August 31, 2014 were equivalent to a net annual effective rate of 0.87% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each

Semiannual report | International Core Fund	39

share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4[1]	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

1 The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $55 for Class R4 shares for the period ended August 31, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $436,300 for the six months ended August 31, 2014. Of this amount, $74,794 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $358,391 was paid as sales commissions to broker-dealers and $3,115 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2014, CDSCs received by the Distributor amounted to $14, $1,909 and $866 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more

40	International Core Fund | Semiannual report

John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$170,990	$74,973	$9,872	$9,207
Class B	16,555	2,182	6,305	292
Class C	58,817	7,663	7,070	477
Class I	—	327,418	17,796	32,450
Class R1	1,165	39	5,903	231
Class R2	289	19	6,931	65
Class R3	520	18	5,958	40
Class R4	174	10	5,958	44
Class R5	28	12	5,958	70
Class R6	—	15	6,966	404
Class 1	11,344	—	—	–
Total	$259,882	$412,349	$78,717	$43,280

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	WEIGHTED AVERAGE	DAYS	WEIGHTED AVERAGE
BORROWER OR LENDER	LOAN BALANCE	OUTSTANDING	INTEREST RATE	INTEREST EXPENSE

Borrower	$10,276,465	1	0.44%	$126

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2014 and for the year ended February 28, 2014 were as follows:

	Six months ended 8-31-14			Year ended 2-28-14
	Shares	Amount	Shares	Amount
Class A shares

Sold	692,881	$24,644,579	1,193,640	$38,456,859
Distributions reinvested	—	—	81,472	2,673,898
Repurchased	(744,875)	(26,832,882)	(1,331,870)	(42,221,240)

Net decrease	(51,994)	($2,188,303)	(56,758)	($1,090,483)

Semiannual report | International Core Fund	41

	Six months ended 8-31-14			Year ended 2-28-14
	Shares	Amount	Shares	Amount
Class B shares

Sold	7,001	$248,561	13,546	$440,429
Distributions reinvested	—	—	1,976	64,743
Repurchased	(14,129)	(496,156)	(29,505)	(928,889)

Net decrease	(7,128)	($247,595)	(13,983)	($423,717)

Class C shares

Sold	169,069	$5,955,177	117,924	$3,922,667
Distributions reinvested	—	—	3,341	109,417
Repurchased	(38,881)	(1,367,568)	(39,449)	(1,256,759)

Net increase	130,188	$4,587,609	81,816	$2,775,325

Class I shares

Sold	2,813,753	$100,607,804	4,439,315	$141,793,583
Distributions reinvested	—	—	476,506	15,681,818
Repurchased	(1,103,006)	(39,440,928)	(3,669,369)	(120,019,840)

Net increase	1,710,747	$61,166,876	1,246,452	$37,455,561

Class R1 shares

Sold	1,301	$45,451	1,918	$59,034
Distributions reinvested	—	—	193	6,367
Repurchased	(187)	(6,606)	(671)	(22,021)

Net increase	1,114	$38,845	1,440	$43,380

Class R2 shares

Sold	2,211	$78,359	1,462	$51,139
Distributions reinvested	—	—	4	113
Repurchased	(1,109)	(39,010)	—	—

Net increase	1,102	$39,349	1,466	$51,252

Class R3 shares

Sold	973	$35,079	3,627	$118,957
Distributions reinvested	—	—	71	2,354
Repurchased	—	—	(176)	(5,970)

Net increase	973	$35,079	3,522	$115,341

Class R4 shares

Sold	199	$7,091	1,820	$58,734
Distributions reinvested	—	—	46	1,518
Repurchased	(776)	(28,437)	(3)	(104)

Net increase (decrease)	(577)	($21,346)	1,863	$60,148

Class R5 shares

Sold	600	$21,153	615	$19,956
Distributions reinvested	—	—	66	2,178
Repurchased	(374)	(13,645)	(88)	(2,755)

Net increase	226	$7,508	593	$19,379

Class R6 shares

Sold	190	$6,845	629	$21,064
Distributions reinvested	—	—	26	843
Repurchased	(48)	(1,672)	(3)	(99)

Net increase	142	$5,173	652	$21,808

42	International Core Fund | Semiannual report

	Six months ended 8-31-14			Year ended 2-28-14
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	88,009	$3,151,276	135,764	$4,396,731
Distributions reinvested	—	—	41,081	1,354,021
Repurchased	(81,053)	(2,894,718)	(219,509)	(7,109,480)

Net increase	6,956	$256,558	(42,664)	($1,358,728)

Class NAV shares

Sold	519,711	$18,490,224	2,032,900	$61,320,907
Distributions reinvested	—	—	790,861	26,043,066
Repurchased	(2,038,199)	(72,226,480)	(787,930)	(27,038,846)

Net increase (decrease)	(1,518,488)	($53,736,256)	2,035,831	$60,325,127

Total net increase	273,261	$9,943,497	3,260,230	$97,994,393

Affiliates of the fund owned 100%, 29%, 58%, 19%, 40%, 30%, 78%, and 100% of shares of beneficial interest of Class 1, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV, respectively, on August 31, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $706,056,217 and $669,694,641, respectively, for the six months ended August 31, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 50.3% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Growth Portfolio	18.6%
John Hancock Lifestyle Balanced Portfolio	15.2%
John Hancock Lifestyle Aggressive Portfolio	7.9%
John Hancock Lifestyle Conservative Portfolio	1.2%

Semiannual report | International Core Fund	43

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor), for John Hancock International Core Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and

44	International Core Fund | Semiannual report

each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

Semiannual report | International Core Fund	45

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and its peer group average for the one- and three-year periods ended December 31, 2013 and underperformed its benchmark index and its peer group average for the five-year period ended December 31, 2013.

The Board took into account management’s discussion of the fund’s performance. The Board noted the fund’s favorable performance relative to the benchmark index and peer group for the one- and three-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management’s discussion of the fund’s expenses. The Board noted proposed action to be taken with respect to the fund, including action taken that will further reduce certain fund expenses. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

46	International Core Fund | Semiannual report

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

Semiannual report | International Core Fund	47

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these

48	International Core Fund | Semiannual report

services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund has generally been in line with or outperformed historical performance of comparable funds and the fund’s benchmark index;

Semiannual report | International Core Fund	49

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

50	International Core Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | International Core Fund	51

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	66SA 8/14
MF198768	10/14

John Hancock
International Growth Fund

Semiannual report 8/31/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]

Class A	11.19	10.03	—	5.33	–3.44	11.19	61.24	—	53.30

Class B	11.20	10.07	—	5.21	–3.78	11.20	61.53	—	51.83

Class C	15.18	10.32	—	5.19	0.27	15.18	63.39	—	51.62

Class I2	17.48	11.60	—	6.43	1.87	17.48	73.07	—	66.95

Class 1[2]	17.59	11.65	—	6.47	1.91	17.59	73.54	—	67.55

Index 1†	16.61	9.23	—	5.42	4.21	16.61	55.52	—	54.36

Index 2†	14.45	9.59	—	5.04	0.95	14.45	58.11	—	49.84

Index 3†	16.92	8.69	—	4.56	1.57	16.92	51.70	—	44.24

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class 1 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Gross (%)	1.56	3.29	2.62	1.22	1.19
Net (%)	1.56	2.37	2.30	1.22	1.15

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

† Index 1 is the MSCI AC World ex-USA Growth Index; Index 2 is the MSCI EAFE Growth Index; Index 3 is the MSCI EAFE Index.

See the following page for footnotes.

6	International Growth Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2	Index 3

Class B3	6-12-06	$15,183	$15,183	$15,436	$14,984	$14,424

Class C3	6-12-06	15,162	15,162	15,436	14,984	14,424

Class I2	6-12-06	16,695	16,695	15,436	14,984	14,424

Class 1[2]	6-12-06	16,755	16,755	15,436	14,984	14,424

Prior to the close of business on 7-15-14, the fund compared its performance to the MSCI EAFE Growth Index. After this date, the fund’s benchmark index was changed to the MSCI AC World ex-USA Growth Index, which better reflects the fund’s investment strategy.

MSCI AC World ex-USA Growth Index (gross of foreign withholding tax on dividends) — Index 1 — is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth oriented stocks in developed (excluding the U.S.) and emerging markets.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) — Index 2 — is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East. The index consists of 21 developed market country indexes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) — Index 3 — is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-12-06.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,016.30	$7.72	1.52%

Class B	1,000.00	1,012.20	11.77	2.32%

Class C	1,000.00	1,012.70	11.67	2.30%

Class I	1,000.00	1,018.70	6.00	1.18%

Class 1	1,000.00	1,019.10	5.65	1.11%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,017.50	$7.73	1.52%

Class B	1,000.00	1,013.50	11.77	2.32%

Class C	1,000.00	1,013.60	11.67	2.30%

Class I	1,000.00	1,019.30	6.01	1.18%

Class 1	1,000.00	1,019.60	5.65	1.11%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 Holdings (24.7% of Net Assets on 8-31-14)[1,2]

Roche Holding AG	3.6%	Novartis AG	2.4%

British American Tobacco PLC	2.7%	Prudential PLC	2.2%

Novo Nordisk A/S, Class B	2.5%	Reckitt Benckiser Group PLC	2.2%

Anheuser-Busch InBev NV	2.5%	Tencent Holdings, Ltd.	2.1%

Taiwan Semiconductor		AIA Group, Ltd.	2.1%
Manufacturing Company, Ltd., ADR	2.4%

Sector Composition[1,3]

Financials	24.0%	Consumer Staples	8.8%

Health Care	19.5%	Industrials	8.7%

Consumer Discretionary	18.8%	Materials	1.6%

Information Technology	16.7%	Short-Term Investments & Other	1.9%

Top 10 Countries[1,2,3]

United Kingdom	22.2%	Taiwan	5.4%

Switzerland	11.9%	Japan	4.9%

China	8.4%	United States	4.3%

Germany	5.9%	Canada	3.2%

Denmark	5.5%	India	3.2%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. Growth stocks may be more susceptible to earnings disappointments. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	International Growth Fund | Semiannual report

Fund’s investments

As of 8-31-14 (unaudited)

	Shares	Value
Common Stocks 98.1%		$343,386,436

(Cost $335,196,744)

Australia 1.5%		5,263,568
Seek, Ltd.	321,980	5,263,568

Belgium 2.5%		8,706,820
Anheuser-Busch InBev NV	78,051	8,706,820

Brazil 2.8%		9,885,571
BB Seguridade Participacoes SA	329,500	5,260,813

Kroton Educacional SA	154,400	4,624,758

Canada 3.2%		11,239,717
Magna International, Inc. (L)	55,100	6,247,336

Open Text Corp. (L)	88,785	4,992,381

China 8.4%		29,267,530
AAC Technologies Holdings, Inc.	826,000	5,381,335

Baidu, Inc., ADR (I)	25,496	5,469,402

Lenovo Group, Ltd.	3,800,000	5,802,699

PICC Property & Casualty Company, Ltd., H Shares	3,186,000	5,280,185

Tencent Holdings, Ltd.	450,600	7,333,909

Denmark 5.5%		19,427,330
DSV A/S	165,726	5,089,966

Novo Nordisk A/S, Class B	191,997	8,806,093

Pandora A/S	73,756	5,531,271

Finland 1.5%		5,192,876
Sampo OYJ, Class A	105,447	5,192,876

France 1.6%		5,688,898
Safran SA	86,762	5,688,898

Germany 5.9%		20,513,631
Continental AG	25,115	5,375,115

Hugo Boss AG	36,461	5,116,222

ProSiebenSat.1 Media AG	117,105	4,695,891

United Internet AG	123,447	5,326,403

Hong Kong 2.1%		7,221,097
AIA Group, Ltd.	1,324,200	7,221,097

India 3.2%		11,104,998
HDFC Bank, Ltd., ADR	113,922	5,660,784

ICICI Bank, Ltd., ADR	101,761	5,444,214

See notes to financial statements	Semiannual report | International Growth Fund	11

	Shares	Value
Ireland 2.8%		$9,761,734
Covidien PLC	62,920	5,463,344

Henderson Group PLC	1,115,583	4,298,390

Israel 1.5%		5,315,918
Check Point Software Technologies, Ltd. (I)(L)	74,851	5,315,918

Japan 4.9%		17,064,411
Astellas Pharma, Inc.	441,100	6,360,709

Daito Trust Construction Company, Ltd.	40,600	5,025,834

Ono Pharmaceutical Company, Ltd.	63,500	5,677,868

Macau 1.4%		5,051,983
Sands China, Ltd.	776,000	5,051,983

Netherlands 1.2%		4,390,881
Sensata Technologies Holding NV (I)	89,300	4,390,881

South Africa 1.7%		5,872,749
Naspers, Ltd.	46,042	5,872,749

Sweden 2.6%		9,188,292
Alfa Laval AB	207,134	4,737,411

Skandinaviska Enskilda Banken AB, Series A	340,325	4,450,881

Switzerland 11.9%		41,748,536
Actelion, Ltd. (I)	46,902	5,758,706

Givaudan SA (I)	3,318	5,516,639

Novartis AG	91,766	8,244,845

Partners Group Holding AG	19,574	5,166,043

Roche Holding AG	43,487	12,700,723

Zurich Insurance Group AG (I)	14,447	4,361,580

Taiwan 5.4%		18,871,758
Catcher Technology Company, Ltd., GDR	104,589	5,301,616

Largan Precision Company, Ltd.	61,000	5,062,513

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	406,286	8,507,629

United Kingdom 22.2%		77,566,385
Aberdeen Asset Management PLC	612,128	4,426,654

Aon PLC	57,185	4,984,245

AstraZeneca PLC	68,690	5,241,625

British American Tobacco PLC	159,951	9,456,830

British Sky Broadcasting Group PLC	379,098	5,496,210

Compass Group PLC	383,634	6,243,904

Direct Line Insurance Group PLC	929,514	4,613,255

Imperial Tobacco Group PLC	116,531	5,085,990

Next PLC	52,677	6,207,053

Prudential PLC	321,401	7,747,377

Reckitt Benckiser Group PLC	86,601	7,557,291

Smith & Nephew PLC	335,176	5,802,083

St James’s Place PLC	394,483	4,703,868

12	International Growth Fund | Semiannual report	See notes to financial statements

		Shares	Value
United States 4.3%			$15,041,753
Actavis PLC (I)		18,655	4,234,312

Samsonite International SA		1,585,800	5,474,581

WABCO Holdings, Inc. (I)		51,675	5,332,860

	Yield (%)	Shares	Value
Securities Lending Collateral 3.8%			$13,346,599

(Cost $13,346,550)

John Hancock Collateral Investment Trust (W)	0.0970 (Y)	1,333,713	13,346,599

Total investments (Cost $348,543,294)† 101.9%			$356,733,035

Other assets and liabilities, net (1.9%)			($6,728,602)

Total net assets 100.0%			$350,004,433

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $349,975,252. Net unrealized appreciation aggregated $6,757,783, of which $12,907,123 related to appreciated investment securities and $6,149,340 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-14:

Financials	24.0%
Health Care	19.5%
Consumer Discretionary	18.8%
Information Technology	16.7%
Consumer Staples	8.8%
Industrials	8.7%
Materials	1.6%
Short-Term Investments & Other	1.9%

Total	100.0%

See notes to financial statements	Semiannual report | International Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $335,196,744) including
$12,981,184 of securities loaned	$343,386,436
Investments in affiliated issuers, at value (Cost $13,346,550)	13,346,599

Total investments, at value (Cost $348,543,294)	356,733,035
Cash	721,293
Foreign currency, at value (Cost $155,474)	155,357
Receivable for investments sold	5,808,375
Receivable for fund shares sold	1,457,032
Dividends and interest receivable	1,989,523
Receivable for securities lending income	1,097
Receivable due from advisor	481
Other receivables and prepaid expenses	64,350

Total assets	366,930,543

Liabilities

Payable for investments purchased	1,830
Payable for fund shares repurchased	3,173,155
Payable upon return of securities loaned	13,346,550
Payable to affiliates
Accounting and legal services fees	13,296
Transfer agent fees	93,990
Trustees’ fees	509
Other liabilities and accrued expenses	296,780

Total liabilities	16,926,110

Net assets	$350,004,433

Net assets consist of

Paid-in capital	$273,593,325
Undistributed net investment income	6,882,846
Accumulated net realized gain (loss) on investments, futures contracts, and
foreign currency transactions	61,360,986
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	8,167,276

Net assets	$350,004,433

14	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($103,517,060 ÷ 4,140,499 shares)[1]	$25.00
Class B ($1,852,919 ÷ 74,703 shares)[1]	$24.80
Class C ($8,383,061 ÷ 338,551 shares)[1]	$24.76
Class I ($219,990,199 ÷ 8,772,434 shares)	$25.08
Class 1 ($16,261,194 ÷ 648,444 shares)	$25.08

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$26.32

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$9,043,934
Securities lending	198,381
Less foreign taxes withheld	(730,970)

Total investment income	8,511,345

Expenses

Investment management fees	2,178,115
Distribution and service fees	234,766
Accounting and legal services fees	33,835
Transfer agent fees	282,371
Trustees’ fees	3,013
State registration fees	41,398
Printing and postage	9,816
Professional fees	44,863
Custodian fees	271,458
Registration and filing fees	24,060
Other	10,096

Total expenses	3,133,791
Less expense reductions	(25,350)

Net expenses	3,108,441

Net investment income	5,402,904

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	55,620,380
Investments in affiliated issuers	1,537
Futures contracts	297,537

55,919,454
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	(54,205,791)
Investments in affiliated issuers	(22)

(54,205,813)

Net realized and unrealized gain	1,713,641

Increase in net assets from operations	$7,116,545

16	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	8-31-14	ended
	(Unaudited)	2-28-14

Increase (decrease) in net assets

From operations
Net investment income	$5,402,904	$3,642,320
Net realized gain	55,919,454	14,470,681
Change in net unrealized appreciation (depreciation)	(54,205,813)	36,019,820

Increase in net assets resulting from operations	7,116,545	54,132,821

Distributions to shareholders
From net investment income
Class A	—	(764,184)
Class I	—	(2,279,857)
Class 1	—	(155,256)
From net realized gain
Class A	—	(3,721,079)
Class B	—	(49,417)
Class C	—	(172,706)
Class I	—	(6,999,524)
Class 1	—	(436,335)
From capital paid-in

Total distributions	—	(14,578,358)

From fund share transactions	(102,133,306)	239,542,949

Total increase (decrease)	(95,016,761)	279,097,412

Net assets

Beginning of period	445,021,194	165,923,782

End of period	$350,004,433	$445,021,194

Undistributed net investment income	$6,882,846	$1,479,942

See notes to financial statements	Semiannual report | International Growth Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$24.60	$21.28	$19.98	$20.99	$17.36	$12.46
Net investment income[2]	0.30	0.25	0.23	0.30	0.13	0.14
Net realized and unrealized gain (loss)
on investments	0.10	3.94	2.65	(1.12)	3.61	4.86
Total from investment operations	0.40	4.19	2.88	(0.82)	3.74	5.00
Less distributions
From net investment income	—	(0.15)	(0.42)	(0.19)	(0.11)	(0.10)
From net realized gain	—	(0.72)	(1.16)	—	—	—
Total distributions	—	(0.87)	(1.58)	(0.19)	(0.11)	(0.10)
Net asset value, end of period	$25.00	$24.60	$21.28	$19.98	$20.99	$17.36
Total return (%)[3,4]	1.63[5]	19.95	14.82	(3.80)	21.58	40.07

Ratios and supplemental data

Net assets, end of period (in millions)	$104	$130	$73	$49	$45	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[6]	1.56	1.68	1.66	1.60	1.68[7]
Expenses including reductions	1.52[6]	1.55	1.60	1.59	1.60	1.64[7]
Expenses including reductions and credits	1.52[6]	1.55	1.60	1.59	1.60	1.63[7]
Net investment income	2.39[6]	1.09	1.13	1.50	0.69	0.86
Portfolio turnover (%)	134	42	61	55	48	37

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$24.50	$21.22	$19.94	$20.93	$17.36	$12.48
Net investment income[2]	0.15	0.10	0.10	0.12	0.01	0.05
Net realized and unrealized gain (loss)
on investments	0.15	3.90	2.62	(1.06)	3.56	4.83
Total from investment operations	0.30	4.00	2.72	(0.94)	3.57	4.88
Less distributions
From net investment income	—	—	(0.28)	(0.05)	—	—
From net realized gain	—	(0.72)	(1.16)	—	—	—
Total distributions	—	(0.72)	(1.44)	(0.05)	—	—
Net asset value, end of period	$24.80	$24.50	$21.22	$19.94	$20.93	$17.36
Total return (%)[3,4]	1.22[5]	19.07	14.00	(4.47)	20.56	39.10

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.96[6]	3.29	3.92	4.00	4.24	4.83[7]
Expenses including reductions	2.32[6]	2.30	2.30	2.33	2.40	2.44[7]
Expenses including reductions and credits	2.32[6]	2.30	2.30	2.33	2.40	2.40[7]
Net investment income	1.25[6]	0.46	0.47	0.63	0.04	0.29
Portfolio turnover (%)	134	42	61	55	48	37

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$24.45	$21.18	$19.91	$20.91	$17.34	$12.47
Net investment income (loss)[2]	0.15	0.07	0.10	0.10	0.01	(0.01)
Net realized and unrealized gain (loss)
on investments	0.16	3.92	2.61	(1.05)	3.56	4.88
Total from investment operations	0.31	3.99	2.71	(0.95)	3.57	4.87
Less distributions
From net investment income	—	—	(0.28)	(0.05)	—	—
From net realized gain	—	(0.72)	(1.16)	—	—	—
Total distributions	—	(0.72)	(1.44)	(0.05)	—	—
Net asset value, end of period	$24.76	$24.45	$21.18	$19.91	$20.91	$17.34
Total return (%)[3,4]	1.27[5]	19.05	13.97	(4.52)	20.59	39.05

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.38[6]	2.62	3.32	3.34	3.45	3.95[7]
Expenses including reductions	2.30[6]	2.30	2.30	2.33	2.40	2.41[7]
Expenses including reductions and credits	2.30[6]	2.30	2.30	2.33	2.40	2.40[7]
Net investment income (loss)	1.22[6]	0.32	0.48	0.52	0.03	(0.06)
Portfolio turnover (%)	134	42	61	55	48	37

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Growth Fund	19

CLASS I SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$24.62	$21.31	$20.01	$21.04	$17.40	$12.48
Net investment income[2]	0.27	0.31	0.43	0.37	0.23	0.14
Net realized and unrealized gain (loss)
on investments	0.19	3.95	2.53	(1.12)	3.60	4.95
Total from investment operations	0.46	4.26	2.96	(0.75)	3.83	5.09
Less distributions
From net investment income	—	(0.23)	(0.50)	(0.28)	(0.19)	(0.17)
From net realized gain	—	(0.72)	(1.16)	—	—	—
Total distributions	—	(0.95)	(1.66)	(0.28)	(0.19)	(0.17)
Net asset value, end of period	$25.08	$24.62	$21.31	$20.01	$21.04	$17.40
Total return (%)[3]	1.87[4]	20.31	15.23	(3.42)	22.08	40.76

Ratios and supplemental data

Net assets, end of period (in millions)	$220	$290	$79	$162	$204	$134
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[5]	1.21	1.27	1.20	1.14	1.23[6]
Expenses including reductions	1.18[5]	1.21	1.25	1.20	1.14	1.21[6]
Net investment income	2.20[5]	1.33	2.09	1.88	1.21	0.84
Portfolio turnover (%)	134	42	61	55	48	37

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

CLASS 1 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$24.61	$21.30	$20.00	$21.02	$17.38	$12.47
Net investment income[2]	0.30	0.37	0.34	0.36	0.23	0.20
Net realized and unrealized gain (loss)
on investments	0.17	3.92	2.63	(1.09)	3.60	4.89
Total from investment operations	0.47	4.29	2.97	(0.73)	3.83	5.09
Less distributions
From net investment income	—	(0.26)	(0.51)	(0.29)	(0.19)	(0.18)
From net realized gain	—	(0.72)	(1.16)	—	—	—
Total distributions	—	(0.98)	(1.67)	(0.29)	(0.19)	(0.18)
Net asset value, end of period	$25.08	$24.61	$21.30	$20.00	$21.02	$17.38
Total return (%)[3]	1.91[4]	20.43	15.29	(3.33)	22.11	40.73

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$16	$11	$9	$8	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[5]	1.12	1.19	1.16	1.13	1.24[6]
Expenses including reductions	1.11[5]	1.12	1.15	1.14	1.13	1.19[6]
Net investment income	2.46[5]	1.59	1.68	1.83	1.21	1.23
Portfolio turnover (%)	134	42	61	55	48	37

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	International Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order

Semiannual report | International Growth Fund	21

to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$5,263,568	—	$5,263,568	—
Belgium	8,706,820	—	8,706,820	—
Brazil	9,885,571	$9,885,571	—	—
Canada	11,239,717	11,239,717	—	—
China	29,267,530	5,469,402	23,798,128	—
Denmark	19,427,330	—	19,427,330	—
Finland	5,192,876	—	5,192,876	—
France	5,688,898	—	5,688,898	—
Germany	20,513,631	—	20,513,631	—
Hong Kong	7,221,097	—	7,221,097	—
India	11,104,998	11,104,998	—	—
Ireland	9,761,734	5,463,344	4,298,390	—
Israel	5,315,918	5,315,918	—	—
Japan	17,064,411	—	17,064,411	—
Macau	5,051,983	—	5,051,983	—
Netherlands	4,390,881	4,390,881	—	—
South Africa	5,872,749	—	5,872,749	—
Sweden	9,188,292	—	9,188,292	—
Switzerland	41,748,536	—	41,748,536	—
Taiwan	18,871,758	8,507,629	10,364,129	—
United Kingdom	77,566,385	4,984,245	72,582,140	—
United States	15,041,753	9,567,172	5,474,581	—
Securities Lending
Collateral	13,346,599	13,346,599	—	—

Total Investments in
Securities	$356,733,035	$89,275,476	$267,457,559	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income

22	International Growth Fund | Semiannual report

is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any

Semiannual report | International Growth Fund	23

related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended August 31, 2014 were $296. During the period ended August 31, 2014, the maximum amount borrowed under the line of credit was $57,900,000. This amount was fully repaid within an eight day period. Interest paid on the borrowing was $4,017 and is shown in Other expense on the Statement of operations. The average borrowings and effective average interest rate during the six months ended August 31, 2014 was $883,152 and 0.89%, respectively.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and derivative transactions.

24	International Growth Fund | Semiannual report

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/

Semiannual report | International Growth Fund	25

payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2014, the fund used futures contracts to gain exposure to certain securities markets and maintain diversity and liquidity of the portfolio. During the six months ended August 31, 2014, the fund held futures contracts with notional values up to $15.8 million. There were no open futures contracts as of August 31, 2014.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended August 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended August 31, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to $261.4 million, as measured at each quarter end. The fund did not hold any forward foreign currency contracts at August 31, 2014.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2014:

			INVESTMENTS IN
			UNAFFILIATED
			ISSUERS
			AND FOREIGN
	STATEMENT OF OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized gain (loss) on	$297,537	—	$297,537

Foreign currency	Net realized gain (loss) on	—	$1,115,867	1,115,867
contracts

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

26	International Growth Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2014:

INVESTMENTS IN
UNAFFILIATED
ISSUERS AND
TRANSLATION
OF ASSETS
AND LIABILITIES
	STATEMENT OF OPERATIONS	IN FOREIGN
RISK	LOCATION	CURRENCIES*	TOTAL

Foreign currency	Change in unrealized	$555,943	$555,943
contracts	appreciation (depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. Prior to July 15, 2014, the investment management agreement was (a) 0.920% of the first $100 million of the fund’s average daily net assets; (b) 0.895% of the next $900 million of the fund’s average daily net assets; (c) 0.880% of the next $1 billion of the fund’s average daily net assets; (d) 0.850% of the next $1 billion of the fund’s average daily net assets; (e) 0.825% of the next $1 billion of the fund’s average daily net assets, and (f) 0.800% of the fund’s average daily net assets in excess of $4 billion. Effective at the close of business July 15, 2014, the Advisor has a subadvisory agreement with Wellington Management Company, LLP. Prior to the close of business on July 15, 2014, the Advisor had a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion

Semiannual report | International Growth Fund	27

to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business acquired fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 1.24% and 1.15% for Class A, Class C, Class I and Class 1 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Effective July 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to July 1, 2014, Class B shares had fee waivers and/or reimbursements such that the expenses would not exceed 2.30% for Class B shares.

Accordingly, these expense reductions amounted to $4,065, $6,004, $3,224, $11,512 and $545 for Class A, Class B, Class C, Class I and Class 1 shares for the six months ended August 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended August 31, 2014 were equivalent to a net annual effective rate of 0.89% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $599,738 for the six months ended August 31, 2014. Of this amount, $103,179 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $496,392 was paid as sales commissions to broker-dealers and $167 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

28	International Growth Fund | Semiannual report

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2014, CDSCs received by the Distributor amounted to $127, $7,002 and $1,448 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$181,118	$80,040	$15,887	$5,731
Class B	$9,300	$1,225	$6,970	$176
Class C	$40,350	$5,294	$7,127	$326
Class I	—	$195,812	$11,414	$3,583
Class 1	$3,998	—	—	—
Total	$234,766	$282,371	$41,398	$9,816

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2014 and for the year ended February 28, 2014 were as follows:

	Six months ended 8-31-14			Year ended 2-28-14
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,625,015	$39,824,478	3,235,096	$75,156,421
Distributions reinvested	—	—	193,802	4,465,193
Repurchased	(2,759,302)	(68,897,227)	(1,562,025)	(35,832,571)

Net increase (decrease)	(1,134,287)	($29,072,749)	1,866,873	$43,789,043

Semiannual report | International Growth Fund	29

	Six months ended 8-31-14			Year ended 2-28-14
	Shares	Amount	Shares	Amount
Class B shares

Sold	5,571	$135,693	21,901	$505,815
Distributions reinvested	—	—	1,775	40,800
Repurchased	(5,954)	(143,596)	(11,137)	(258,126)

Net increase (decrease)	(383)	($7,903)	12,539	$288,489

Class C shares

Sold	75,897	$1,844,196	207,578	$4,815,191
Distributions reinvested	—	—	5,905	135,452
Repurchased	(40,049)	(973,261)	(20,333)	(470,103)

Net increase	35,848	$870,935	193,150	$4,480,540

Class I shares

Sold	5,290,311	$131,175,448	9,271,192	$215,856,877
Distributions reinvested	—	—	31,652	729,589
Repurchased	(8,297,551)	(205,075,473)	(1,224,470)	(28,870,886)

Net increase (decrease)	(3,007,240)	($73,900,025)	8,078,374	$187,715,580

Class 1 shares

Sold	60,894	$1,496,494	250,909	$5,836,220
Distributions reinvested	—	—	25,677	591,591
Repurchased	(61,940)	(1,520,058)	(138,631)	(3,158,514)

Net increase	(1,046)	($23,564)	137,955	$3,269,297

Total net increase (decrease)	(4,107,108)	($102,133,306)	10,288,891	$239,542,949

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $603,049,993 and $688,583,948, respectively, for the six months ended August 31, 2014.

30	International Growth Fund | Semiannual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Grantham, Mayo, Van Otterloo & Co. LLC (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014. As described in a later section of this report, the Subadvisory Agreement was terminated on July 15, 2014 by the Board simultaneously with the hiring of Wellington Management Company, LLP as a subadvisor to the fund.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered

Semiannual report | International Growth Fund	31

other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

32	International Growth Fund | Semiannual report

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the three- and five-year periods ended December 31, 2013 and underperformed its benchmark index for the one-year period ended December 31, 2013. The Board also noted that the fund had outperformed its peer group average for the one-, three- and five-year periods ended December 31, 2013.

The Board took into account management’s discussion of the fund’s performance. The Board noted the fund’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group for the one-, three- and five-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median. The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses. The Board also noted that the fund has an expense cap until June 2015.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affili-ates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Semiannual report | International Growth Fund	33

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of

34	International Growth Fund | Semiannual report

funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifica-tions, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the

Semiannual report | International Growth Fund	35

selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The subadviser fees for this fund are higher than the peer group median. The Board also took into account the subadvisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.

36	International Growth Fund | Semiannual report

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided; and

(4) subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | International Growth Fund	37

Evaluation of Subadvisory Agreement by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the subadvisory agreement with between John Hancock Advisers, LLC (the Advisor) and Wellington Management Company, LLP (Wellington or the Subadvisor) (Subadvisory Agreement) for John Hancock International Growth Fund (the fund). At the June 23–25, 2014 meeting, the Board approved the Subadvisory Agreement and the termination of a subadvisory agreement, dated January 1, 2014, between John Hancock Advisers, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (GMO) for John Hancock International Growth Fund (GMO Agreement). Wellington succeeded GMO as subadvisor to the fund, effective at the close of business on July 15, 2014. The Subadvisor replaced GMO as the fund’s subadvisor effective at the close of business on July 15, 2014. The Advisor continues to serve as the fund’s investment advisor.

Approval of Subadvisory Agreement

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the new Subadvisory Agreement between the Advisor and Wellington with respect to the fund.

In considering the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for relevant indices, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services to be provided by the Subadvisor under the Subadvisory Agreement. The Board also took into account discussions with management and information provided to the Board with respect to the services to be provided by the Subadvisor to the fund, including an in-person presentation from the Subadvisor with respect to the fund at the meeting, during which representatives from the Subadvisor responded to questions from the Independent Trustees. The Board took into account its knowledge of the Subadvisor from services that it provides as subadvisor to other funds in the John Hancock Group of Funds.

Throughout the process, the Board asked questions of and requested additional information from management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees discussed the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In approving the Subadvisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities market and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board considered:

(1) information relating to Wellington’s business, including current subadvisory services to other funds in the John Hancock Group of Funds;

(2) the historical performance of the fund under the management of GMO, which included comparative performance information relating to the fund’s previous benchmark and comparable funds, and the performance of a comparable composite managed by Wellington;

38	International Growth Fund | Semiannual report

(3) the subadvisory fee for the fund, including any breakpoints and comparative fee information; and

(4) information relating to the nature and scope of any material relationships and their significance to Wellington, as applicable.

Nature, extent, and quality of services. With respect to the services to be provided to the fund by Wellington, the Board considered information provided to the Board by Wellington. The Board also took into account information presented during the past year with respect to other funds within the John Hancock Group of Funds managed by Wellington, including information provided in connection with the Board’s annual evaluation of the advisory and subadvisory agreements at the June 23–25, 2014 meeting, as well as at an in-person meeting held on May 27–29, 2014. The Board considered Wellington’s current level of staffing and its overall resources. The Board reviewed Wellington’s history and investment experience, as well as information regarding the qualifica-tions, background, and responsibilities of Wellington’s investment and compliance personnel who would provide services to the fund. The Board also considered, among other things, Wellington’s compliance program and any disciplinary history. The Board also considered the Wellington’s risk assessment and monitoring process. The Board considered Wellington’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of Wellington and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with Wellington and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of Wellington and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of Wellington.

The Board considered Wellington’s investment process and philosophy. The Board took into account that Wellington’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also considered Wellington’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by Wellington and the profitability to Wellington of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also noted that there will be no increase in the advisory fees paid by the fund as a consequence of the execution of the Subadvisory Agreement. The Board noted in this regard that the subadvisory fees under the Subadvisory Agreement would be lower at all asset levels than under the GMO Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with Wellington, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by Wellington from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also considered information regarding the nature and scope (including their sig-nificance to the Advisor and its affiliates and to Wellington) of any material relationships with respect to Wellington, which includes arrangements, if any, in which Wellington or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include other registered investment

Semiannual report | International Growth Fund	39

companies, a 529 education savings plan, managed separate account, and exempt group annuity contracts sold to qualified plans, if any. The Board also considered information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that Wellington and its affili-ates may receive from Wellington’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to Wellington. The Board also considered that the subadvisory fee to be paid to Wellington for managing the fund is the lower than the fee previously paid to GMO. The Board also took into account that the fund’s advisory fee was also being amended and would result in: (i) advisory fee rates that are lower than the current advisory fee rates at all asset levels over $500 million; and (ii) an effective advisory fee rate that is lower at current asset levels. The Board also considered, as available, the fund’s subadvisory fees as compared to comparable investment companies.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group, previous benchmark and new benchmark under the management of GMO and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Wellington. The Board also noted Wellington’s long-term performance for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) Wellington has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment management services to the fund;

(2) A comparable composite managed by Wellington outperformed the fund and the fund’s peer group average for the 1- and 3-year periods ended March 31, 2014 and the fund’s since inception period (August 2009) ended March 31, 2014 and outperformed the fund’s previous and new benchmark indices for the period since inception of the fund and for the 1- and 3-year periods ended March 31, 2014;

(3) Wellington has demonstrated significant international investing experience;

(4) The subadvisory fees for the fund: (i) are competitive and within industry norms; and (ii) are paid by the Advisor not the fund, and are a product of arms-length negotiation between the Advisor and Wellington. In addition, approval of the Subadvisory Agreement will not result in any increase in the advisory fees for the fund and the advisory fees will be lower for the fund at asset levels over $500 million;

40	International Growth Fund | Semiannual report

(5) The subadvisory fees rates under the Subadvisory Agreement are lower than the rates under the GMO Agreement;

(6) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(7) The subadvisory fees contain breakpoints that are reflected as breakpoints in the fund’s advisory fees in order to permit shareholders to benefit from economies of scale as the fund grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that approval of the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

Semiannual report | International Growth Fund	41

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

42	International Growth Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	87SA 8/14
MF198769	10/14

John Hancock
Global Shareholder Yield Fund

Semiannual report 8/31/14

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INVESTMENTS

A look at performance

Total returns for the period ended August 31, 2014

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	8-31-14	8-31-14

Class A2	13.64	12.62	—	5.59	1.04	13.64	81.18	—	50.40	2.27	2.27

Class B2	13.76	12.71	—	5.56	0.88	13.76	81.92	—	50.10	1.62	1.61

Class C2	17.81	12.99	—	5.58	5.01	17.81	84.18	—	50.31	1.71	1.70

Class I2,3	20.06	14.25	—	6.78	6.51	20.06	94.68	—	63.60	2.69	2.68

Class R2[3,4]	19.46	12.96	—	5.29	6.20	19.46	83.95	—	47.19	2.24	0.08

Class R6[3,4]	20.19	14.31	—	6.77	6.57	20.19	95.15	—	63.47	2.82	–3.48

Class NAV[3,5]	20.24	14.37	—	8.03	6.58	20.24	95.68	—	63.22	2.82	2.81

Index2,†	21.74	12.97	—	4.99	5.93	21.74	83.98	—	44.13	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.34	2.15	2.05	1.02	8.68	10.30	0.88
Net (%)	1.34	2.15	2.05	1.02	1.47	0.87	0.88

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any fee waivers or applicable expense reductions, without which the expenses increase and results would have been less favorable.

†Index is the MSCI World Index.

See the following page for footnotes.

6	Global Shareholder Yield Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B6	3-1-07	$15,010	$15,010	$14,413

Class C6	3-1-07	15,031	15,031	14,413

Class I3	3-1-07	16,360	16,360	14,413

Class R2[3]	3-1-07	14,719	14,719	14,413

Class R6[3]	3-1-07	16,347	16,347	14,413

Class NAV[3]	4-28-08	16,322	16,322	13,735

MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2 From 3-1-07.
3 For certain types of investors, as described in the fund’s prospectuses.
4 Class R6 and Class R2 shares were first offered 9-1-11 and 2-29-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.
5 From 4-28-08.
6 The contingent deferred sales charge is not applicable.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,063.80	$6.87	1.32%

Class B	1,000.00	1,058.80	10.85	2.09%

Class C	1,000.00	1,060.10	10.49	2.02%

Class I	1,000.00	1,065.10	5.21	1.00%

Class R2	1,000.00	1,062.00	7.64	1.47%

Class R6	1,000.00	1,065.70	4.53	0.87%

Class NAV	1,000.00	1,065.80	4.53	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2014, with the same investment held until August 31, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

			Expenses paid
	Account value	Ending value	during period	Annualized
	on 3-1-2014	on 8-31-2014	ended 8-31-2014[1]	expense ratio

Class A	$1,000.00	$1,018.60	$6.72	1.32%

Class B	1,000.00	1,014.70	10.61	2.09%

Class C	1,000.00	1,015.00	10.26	2.02%

Class I	1,000.00	1,020.20	5.09	1.00%

Class R2	1,000.00	1,017.80	7.48	1.47%

Class R6	1,000.00	1,020.80	4.43	0.87%

Class NAV	1,000.00	1,020.80	4.43	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 Holdings (17.6% of Net Assets on 8-31-14)[1,2]

Imperial Tobacco Group PLC	1.9%	Swisscom AG	1.7%

National Grid PLC	1.9%	Verizon Communications, Inc.	1.7%

Altria Group, Inc.	1.8%	BCE, Inc.	1.7%

Total SA	1.8%	Vinci SA	1.7%

Lorillard, Inc.	1.8%	GlaxoSmithKline PLC	1.6%

Sector Composition[1,3]

Utilities	16.5%	Industrials	7.3%

Consumer Staples	14.9%	Consumer Discretionary	6.2%

Telecommunication Services	14.7%	Materials	6.1%

Financials	11.4%	Information Technology	3.7%

Energy	9.0%	Short-Term Investments & Other	2.9%

Health Care	7.3%

Country Composition[1,3]

United States	45.8%	Australia	3.5%

United Kingdom	18.6%	Norway	3.2%

France	8.4%	Netherlands	2.1%

Germany	6.3%	Italy	1.6%

Switzerland	4.4%	Other Countries	2.2%

Canada	3.9%

1 As a percentage of net assets on 8-31-14.

2 Cash and cash equivalents are not included.

3 Foreign investing has additional risks, such as currency and market volatility and political and social instability, and illiquid securities may be difficult to sell at a price approximating their value. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 8-31-14 (unaudited)

	Shares	Value

Common Stocks 97.1%	$2,530,368,756

(Cost $2,058,630,332)

Australia 3.5%		90,348,964

BHP Billiton, Ltd.	514,830	17,753,816

Commonwealth Bank of Australia	186,370	14,167,151

Telstra Corp., Ltd.	7,736,130	40,206,835

Westpac Banking Corp.	555,891	18,221,162

Belgium 0.6%		14,858,853

Anheuser-Busch InBev NV	133,200	14,858,853

Canada 3.9%		101,850,351

BCE, Inc.	977,580	44,010,430

Potash Corp. of Saskatchewan, Inc.	553,690	19,467,740

Rogers Communications, Inc., Class B	392,810	16,011,532

Shaw Communications, Inc., Class B	887,650	22,360,649

France 8.4%		218,369,065

Electricite de France SA	1,211,660	39,391,008

Sanofi	180,870	19,821,974

SCOR SE	854,400	26,162,219

Total SA	711,280	46,936,298

Unibail-Rodamco SE	67,720	18,198,729

Vinci SA	658,010	43,040,861

Vivendi SA (I)	953,103	24,817,976

Germany 6.3%		165,201,797

Allianz SE	112,100	19,143,703

BASF SE	316,260	32,604,317

Daimler AG	387,220	31,765,430

Deutsche Post AG	401,710	13,170,488

Deutsche Telekom AG	2,521,050	37,783,370

Muenchener Rueckversicherungs AG	153,080	30,734,489

Italy 1.6%		40,661,109

Terna Rete Elettrica Nazionale SpA	7,883,710	40,661,109

Netherlands 2.1%		56,086,074

Royal Dutch Shell PLC, ADR	511,520	41,417,774

Wolters Kluwer NV	529,280	14,668,300

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	11

	Shares	Value
Norway 3.2%		$82,425,983

Orkla ASA	2,548,730	23,087,239

Statoil ASA	774,530	21,787,357

Yara International ASA	748,960	37,551,387

Philippines 0.7%		16,998,853

Philippine Long Distance Telephone Company, ADR	224,141	16,998,853

Sweden 0.9%		24,539,528

Svenska Handelsbanken AB, Class A	522,640	24,539,528

Switzerland 4.4%		115,804,891

Nestle SA	195,260	15,145,990

Novartis AG	286,320	25,724,822

Roche Holding AG	102,115	29,823,494

Swisscom AG	77,650	45,110,585

United Kingdom 18.6%		485,210,000

AstraZeneca PLC, ADR	208,640	15,858,726

BAE Systems PLC	5,215,070	38,591,743

British American Tobacco PLC	539,230	31,881,054

Centrica PLC	6,618,750	35,133,156

Compass Group PLC	1,151,414	18,740,045

Diageo PLC, ADR	107,650	12,904,006

GlaxoSmithKline PLC	1,752,010	42,818,650

Imperial Tobacco Group PLC	1,136,270	49,592,449

National Grid PLC	3,230,030	48,269,589

Pearson PLC	1,128,470	20,823,444

Rio Tinto PLC	213,090	11,393,965

Severn Trent PLC	570,380	18,429,555

SSE PLC	1,345,960	33,946,890

Unilever PLC	432,730	19,087,753

United Utilities Group PLC	2,817,223	41,074,471

Vodafone Group PLC	10,322,512	35,477,238

Wm. Morrison Supermarkets PLC	3,792,640	11,187,266

United States 42.9%		1,118,013,288

AbbVie, Inc.	355,040	19,626,610

Altria Group, Inc.	1,097,400	47,275,992

Ameren Corp.	764,540	30,573,955

Apple, Inc.	256,325	26,273,313

Arthur J. Gallagher & Company	299,580	14,149,163

AT&T, Inc.	1,077,370	37,664,855

Automatic Data Processing, Inc.	188,670	15,750,172

CenturyLink, Inc.	971,990	39,841,870

CME Group, Inc.	346,240	26,504,672

ConocoPhillips	320,670	26,044,817

Corrections Corp. of America	701,285	24,993,797

Deere & Company	139,800	11,755,782

Dominion Resources, Inc.	196,350	13,787,697

Duke Energy Corp.	543,698	40,228,215

E.I. du Pont de Nemours & Company	221,940	14,672,453

Emerson Electric Company	223,065	14,280,621

12	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

		Shares	Value
United States (continued)
Enterprise Products Partners LP		563,680	$22,902,318

Health Care REIT, Inc.		630,240	42,591,619

Johnson & Johnson		150,890	15,651,820

Kimberly-Clark Corp.		214,190	23,132,520

Kinder Morgan Energy Partners LP		396,110	38,177,082

KLA–Tencor Corp.		220,840	16,876,593

Lockheed Martin Corp.		198,610	34,558,140

Lorillard, Inc.		764,540	45,643,038

MarkWest Energy Partners LP		235,230	18,754,888

Mattel, Inc.		569,180	19,631,018

McDonald’s Corp.		157,590	14,769,335

Merck & Company, Inc.		333,960	20,074,336

Microchip Technology, Inc.		395,010	19,288,338

Microsoft Corp.		386,120	17,541,432

People’s United Financial, Inc.		1,137,340	17,003,233

PepsiCo, Inc.		161,980	14,981,530

Philip Morris International, Inc.		300,680	25,732,194

PPL Corp.		1,145,150	39,656,545

R.R. Donnelley & Sons Company		1,074,110	18,979,524

Regal Entertainment Group, Class A		920,930	19,385,577

Reynolds American, Inc.		693,490	40,548,360

Targa Resources Partners LP		275,200	20,474,880

TECO Energy, Inc.		1,645,490	29,783,369

The Coca-Cola Company		345,120	14,398,406

The Dow Chemical Company		480,450	25,728,098

The Southern Company		418,350	18,574,740

Verizon Communications, Inc.		888,774	44,278,721

Waste Management, Inc.		312,860	14,695,034

Wells Fargo & Company		403,900	20,776,616

	Yield (%)	Shares	Value

Short-Term Investments 2.8%			$73,960,592

(Cost $73,960,592)

Money Market Funds 2.8%			$73,960,592

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	73,960,592	73,960,592

Total investments (Cost $2,132,590,924)† 99.9%		$2,604,329,348

Other assets and liabilities, net 0.1%			$1,527,320

Total net assets 100.0%		$2,605,856,668

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	13

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 8-31-14.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $2,133,970,931. Net unrealized appreciation aggregated $470,358,417, of which 492,421,477 related to appreciated investment securities and $22,063,060 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 8-31-14.

Utilities	16.5%
Consumer Staples	14.9%
Telecommunication Services	14.7%
Financials	11.4%
Energy	9.0%
Health Care	7.3%
Industrials	7.3%
Consumer Discretionary	6.2%
Materials	6.1%
Information Technology	3.7%
Short-Term Investments & Other	2.9%

Total	100.0%

14	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $2,132,590,924)	$2,604,329,348
Foreign currency, at value (Cost $1,035,838)	1,033,282
Receivable for fund shares sold	8,463,581
Dividends receivable	11,691,689
Receivable due from advisor	366
Other receivables and prepaid expenses	124,438

Total assets	2,625,642,704

Liabilities

Payable for investments purchased	15,903,798
Payable for fund shares repurchased	2,795,189
Payable to affiliates
Accounting and legal services fees	63,764
Transfer agent fees	384,056
Distribution and service fees	311
Trustees’ fees	6,055
Other liabilities and accrued expenses	632,863

Total liabilities	19,786,036

Net assets	$2,605,856,668

Net assets consist of

Paid-in capital	$2,036,860,054
Undistributed net investment income	33,600,470
Accumulated net realized gain (loss) on investments and foreign
currency transactions	63,748,420
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	471,647,724

Net assets	$2,605,856,668

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($632,664,138 ÷ 51,487,369 shares)[1]	$12.29
Class B ($17,405,412 ÷ 1,417,497 shares)[1]	$12.28
Class C ($149,980,894 ÷ 12,207,546 shares)[1]	$12.29
Class I ($1,131,355,143 ÷ 91,753,225 shares)	$12.33
Class R2 ($946,070 ÷ 76,783 shares)	$12.32
Class R6 ($311,695 ÷ 25,303 shares)	$12.32
Class NAV ($673,193,316 ÷ 54,614,889 shares)	$12.33

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.94

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$65,605,977
Less foreign taxes withheld	(4,047,484)

Total investment income	61,558,493

Expenses

Investment management fees	9,751,145
Distribution and service fees	1,696,949
Accounting and legal services fees	169,664
Transfer agent fees	1,089,875
Trustees’ fees	15,606
State registration fees	82,910
Printing and postage	65,279
Professional fees	84,652
Custodian fees	633,334
Registration and filing fees	31,205
Other	19,709

Total expenses	13,640,328
Less expense reductions	(97,393)

Net expenses	13,542,935

Net investment income	48,015,558

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	27,510,421
27,510,421
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in
foreign currencies	71,958,789
71,958,789
Net realized and unrealized gain	99,469,210

Increase in net assets from operations	$147,484,768

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	8-31-14	ended
	(Unaudited)	2-28-14

Increase (decrease) in net assets

From operations
Net investment income	$48,015,558	$83,581,596
Net realized gain	27,510,421	130,211,445
Change in net unrealized appreciation (depreciation)	71,958,789	153,727,257

Increase in net assets resulting from operations	147,484,768	367,520,298

Distributions to shareholders
From net investment income
Class A	(9,551,858)	(10,212,966)
Class B	(216,218)	(270,722)
Class C	(1,796,895)	(1,816,114)
Class I	(17,698,933)	(22,747,665)
Class R2	(10,290)	(6,285)
Class R6	(4,866)	(5,672)
Class NAV	(11,818,094)	(24,197,018)
From net realized gain
Class A	—	(17,733,684)
Class B	—	(544,804)
Class C	—	(4,176,825)
Class I	—	(30,180,114)
Class R2	—	(11,950)
Class R6	—	(7,398)
Class NAV	—	(23,183,742)

Total distributions	(41,097,154)	(135,094,959)

From fund share transactions	256,135,508	73,530,102

Total increase	362,523,122	305,955,441

Net assets

Beginning of period	2,243,333,546	1,937,378,105

End of period	$2,605,856,668	$2,243,333,546

Undistributed net investment income	$33,600,470	$26,682,066

18	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$11.74	$10.46	$9.81	$9.50	$8.10	$6.10
Net investment income[2]	0.23	0.45[3]	0.29	0.26	0.24	0.25
Net realized and unrealized gain on investments	0.52	1.57	0.63	0.29	1.40	1.99
Total from investment operations	0.75	2.02	0.92	0.55	1.64	2.24
Less distributions
From net investment income	(0.20)	(0.31)	(0.27)	(0.24)	(0.24)	(0.24)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions	(0.20)	(0.74)	(0.27)	(0.24)	(0.24)	(0.24)
Net asset value, end of period	$12.29	$11.74	$10.46	$9.81	$9.50	$8.10
Total return (%)[4,5]	6.38[6]	19.85	9.66	5.98	20.64	37.19

Ratios and supplemental data

Net assets, end of period (in millions)	$633	$553	$276	$215	$56	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32[7]	1.34	1.43	1.53	1.55	1.66[8]
Expenses including reductions	1.32[7]	1.34	1.42	1.42	1.55	1.56[8]
Expenses including reductions and credits	1.32[7]	1.34	1.42	1.42	1.55	1.55[8]
Net investment income	3.75[7]	4.01[3]	2.92	2.78	2.80	3.34
Portfolio turnover (%)	6	40	21	19	39	53

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	19

CLASS B SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance
Net asset value, beginning of period	$11.74	$10.46	$9.81	$9.49	$8.10	$6.09
Net investment income[2]	0.18	0.35[3]	0.22	0.20	0.19	0.20
Net realized and unrealized gain on investments	0.51	1.58	0.64	0.29	1.38	2.00
Total from investment operations	0.69	1.93	0.86	0.49	1.57	2.20
Less distributions
From net investment income	(0.15)	(0.22)	(0.21)	(0.17)	(0.18)	(0.19)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions	(0.15)	(0.65)	(0.21)	(0.17)	(0.18)	(0.19)
Net asset value, end of period	$12.28	$11.74	$10.46	$9.81	$9.49	$8.10
Total return (%)[4,5]	5.88[6]	18.95	8.90	5.33	19.65	36.49

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$17	$11	$8	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.09[7]	2.15	2.29	2.54	2.91	3.54[8]
Expenses including reductions	2.09[7]	2.12	2.12	2.11	2.25	2.29[8]
Expenses including reductions and credits	2.09[7]	2.12	2.12	2.11	2.25	2.25[8]
Net investment income	3.00[7]	3.11[3]	2.21	2.17	2.18	2.68
Portfolio turnover (%)	6	40	21	19	39	53

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$11.74	$10.46	$9.81	$9.50	$8.10	$6.10
Net investment income[2]	0.18	0.36[3]	0.22	0.20	0.18	0.20
Net realized and unrealized gain on investments	0.52	1.58	0.64	0.28	1.40	1.99
Total from investment operations	0.70	1.94	0.86	0.48	1.58	2.19
Less distributions
From net investment income	(0.15)	(0.23)	(0.21)	(0.17)	(0.18)	(0.19)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions	(0.15)	(0.66)	(0.21)	(0.17)	(0.18)	(0.19)
Net asset value, end of period	$12.29	$11.74	$10.46	$9.81	$9.50	$8.10
Total return (%)[4,5]	6.01[6]	18.97	8.90	5.22	19.78	36.27

Ratios and supplemental data

Net assets, end of period (in millions)	$150	$127	$65	$45	$11	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03[7]	2.05	2.15	2.29	2.39	2.63[8]
Expenses including reductions	2.02[7]	2.05	2.12	2.11	2.25	2.27[8]
Expenses including reductions and credits	2.02[7]	2.05	2.12	2.11	2.25	2.25[8]
Net investment income	3.02[7]	3.22[3]	2.22	2.13	2.10	2.66
Portfolio turnover (%)	6	40	21	19	39	53

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$11.78	$10.49	$9.84	$9.53	$8.13	$6.11
Net investment income[2]	0.25	0.47[3]	0.31	0.32	0.29	0.30
Net realized and unrealized gain (loss)
on investments	0.51	1.59	0.65	0.27	1.38	2.00
Total from investment operations	0.76	2.06	0.96	0.59	1.67	2.30
Less distributions
From net investment income	(0.21)	(0.34)	(0.31)	(0.28)	(0.27)	(0.28)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions	(0.21)	(0.77)	(0.31)	(0.28)	(0.27)	(0.28)
Net asset value, end of period	$12.33	$11.78	$10.49	$9.84	$9.53	$8.13
Total return (%)[4]	6.51[5]	20.28	10.07	6.45	21.09	38.08

Ratios and supplemental data

Net assets, end of period (in millions)	$1,131	$893	$641	$249	$123	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01[6]	1.01	1.05	1.12	1.09	1.19[7]
Expenses including reductions	1.00[6]	1.01	1.03	0.97	1.08	1.08[7]
Expenses including reductions and credits	1.00[6]	1.01	1.03	0.97	1.08	1.08[7]
Net investment income	4.03[6]	4.19[3]	3.10	3.43	3.40	3.96
Portfolio turnover (%)	6	40	21	19	39	53

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13[2]

Per share operating performance

Net asset value, beginning of period	$11.78	$10.49	$9.84
Net investment income[3]	0.21	0.50[4]	0.29
Net realized and unrealized gain on investments	0.52	1.52	0.63
Total from investment operations	0.73	2.02	0.92
Less distributions
From net investment income	(0.19)	(0.30)	(0.27)
From net realized gain	—	(0.43)	—
Total distributions	(0.19)	(0.73)	(0.27)
Net asset value, end of period	$12.32	$11.78	$10.49
Total return (%)[5]	6.20[6]	19.78	9.58

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.39[8]	8.52	19.42
Expenses net of fee waivers and credits	1.47[8]	1.47	1.47
Expenses net of fee waivers	1.47[8]	1.47	1.47
Net investment income	3.46[8]	4.38[4]	2.91
Portfolio turnover (%)	6	40	21

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R2 shares is 3-1-12.
3 Based on average daily shares outstanding.
4 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	21

CLASS R6 SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12[2]

Per share operating performance

Net asset value, beginning of period	$11.77	$10.49	$9.84	$9.29
Net investment income[3]	0.25	0.48[4]	0.33	0.13
Net realized and unrealized gain on investments	0.52	1.58	0.64	0.52
Total from investment operations	0.77	2.06	0.97	0.65
Less distributions
From net investment income	(0.22)	(0.35)	(0.32)	(0.10)
From net realized gain	—	(0.43)	—	—
Total distributions	(0.22)	(0.78)	(0.32)	(0.10)
Net asset value, end of period	$12.32	$11.77	$10.49	$9.84
Total return (%)[5]	6.57[6]	20.29	10.12	7.12[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.52[8]	10.30	10.38	15.93[8]
Expenses net of fee waivers	0.87[8]	0.97	0.97	0.97[8]
Expenses net of fee waivers and credits	0.87[8]	0.97	0.97	0.97[8]
Net investment income	4.12[8]	4.26[4]	3.29	2.82[8]
Portfolio turnover (%)	6	40	21	19[9]

1 Six months ended 8-31-14. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on average daily shares outstanding.
4 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 The portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS NAV SHARES Period ended	8-31-14[1]	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$11.78	$10.49	$9.84	$9.53	$8.13	$6.11
Net investment income[2]	0.26	0.49[3]	0.35	0.29	0.30	0.29
Net realized and unrealized gain on investments	0.51	1.59	0.62	0.31	1.38	2.01
Total from investment operations	0.77	2.08	0.97	0.60	1.68	2.30
Less distributions
From net investment income	(0.22)	(0.36)	(0.32)	(0.29)	(0.28)	(0.28)
From net realized gain	—	(0.43)	—	—	—	—
Total distributions	(0.22)	(0.79)	(0.32)	(0.29)	(0.28)	(0.28)
Net asset value, end of period	$12.33	$11.78	$10.49	$9.84	$9.53	$8.13
Total return (%)[4]	6.58[5]	20.47	10.17	6.53	21.19	38.16

Ratios and supplemental data

Net assets, end of period (in millions)	$673	$653	$944	$1,019	$162	$129
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.88	0.90	0.99	0.99	1.05[7]
Expenses net of fee waivers	0.87[6]	0.87	0.89	0.94	0.99	1.00[7]
Expenses net of fee waivers and credits	0.87[6]	0.87	0.89	0.94	0.99	1.00[7]
Net investment income	4.19[6]	4.35[3]	3.56	3.11	3.49	3.84
Portfolio turnover (%)	6	40	21	19	39	53

1 Six months ended 8-31-14. Unaudited.
2 Based on average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

22	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee,

Semiannual report | Global Shareholder Yield Fund	23

following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks

Australia	$90,348,964	—	$90,348,964	—
Belgium	14,858,853	—	14,858,853	—
Canada	101,850,351	$101,850,351	—	—
France	218,369,065	—	218,369,065	—
Germany	165,201,797	—	165,201,797	—
Italy	40,661,109	—	40,661,109	—
Netherlands	56,086,074	41,417,774	14,668,300	—
Norway	82,425,983	—	82,425,983	—
Philippines	16,998,853	16,998,853	—	—
Sweden	24,539,528	—	24,539,528	—
Switzerland	115,804,891	—	115,804,891	—
United Kingdom	485,210,000	28,762,732	456,447,268	—
United States	1,118,013,288	1,118,013,288	—	—
Short-Term Investments	73,960,592	73,960,592	—	—

Total Investments in
Securities	$2,604,329,348	$1,381,003,590	$1,223,325,758	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the

24	Global Shareholder Yield Fund | Semiannual report

foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended August 31, 2014 were $611. For the six months ended August 31, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Global Shareholder Yield Fund	25

As of February 28, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.47% and 0.97% for Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and

26	Global Shareholder Yield Fund | Semiannual report

indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense. These expense limitations shall remain in effect until June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Effective July 1, 2014, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class B shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 1.30% of average annual net assets (on an annualized basis) attributable to Class B shares (the Class Expense Waiver). The Class Expense Waiver expires on June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to July 1, 2014, Class B and Class C shares had fee waivers and/or reimbursements such that the expenses would not exceed 2.12% for Class B and Class C shares.

For Class R6 shares, the Advisor has contractually agreed to waive and/ or reimburse all class specific expense of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to $20,453, $599, $4,814, $34,824, $6,970, $7,378 and $22,355 for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the six months ended August 31, 2014.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2014 were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund pays up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Semiannual report | Global Shareholder Yield Fund	27

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,764,288 for the year ended August 31, 2014. Of this amount, $300,243 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,456,676 was paid as sales commissions to broker-dealers and $7,369 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2014, CDSCs received by the Distributor amounted to $1,098, $21,277 and $17,509 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$901,015	$394,537	$27,553	$17,203
Class B	88,224	11,601	6,931	639
Class C	706,054	92,684	10,160	3,623
Class I	—	590,963	23,796	43,561
Class R2	1,656	66	7,248	130
Class R6	—	24	7,222	123

Total	$1,696,949	$1,089,875	$82,910	$65,279

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

28	Global Shareholder Yield Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended August 31, 2014 and for the year ended February 28, 2014 were as follows:

	Six months ended 8-31-14			Year ended 2-28-14
	Shares	Amount	Shares	Amount
Class A shares

Sold	10,660,015	$129,585,272	26,838,217	$304,344,103
Distributions reinvested	773,011	9,415,359	2,481,890	27,502,699
Repurchased	(7,027,959)	(85,769,228)	(8,581,850)	(96,647,752)

Net increase	4,405,067	$53,231,403	20,738,257	$235,199,050

Class B shares

Sold	108,198	$1,288,379	403,444	$4,516,790
Distributions reinvested	13,800	168,767	54,763	606,948
Repurchased	(112,889)	(1,372,832)	(141,166)	(1,576,956)

Net increase	9,109	$84,314	317,041	$3,546,782

Class C shares

Sold	2,250,398	$27,379,728	5,196,683	$58,389,022
Distributions reinvested	131,483	1,608,240	477,452	5,299,994
Repurchased	(1,012,035)	(12,256,150)	(1,027,271)	(11,556,924)

Net increase	1,369,846	$16,731,818	4,646,864	$52,132,092

Class I shares

Sold	23,423,108	$285,923,062	31,298,034	$354,437,329
Distributions reinvested	1,398,212	17,069,718	4,604,700	51,029,333
Repurchased	(8,858,463)	(107,885,827)	(21,258,484)	(240,965,660)

Net increase	15,962,857	$195,106,953	14,644,250	$164,501,002

Class R2 shares

Sold	32,146	$393,723	38,678	$439,671
Distributions reinvested	678	8,299	958	10,700
Repurchased	(1,307)	(15,652)	(5,963)	(68,252)

Net increase	31,517	$386,370	33,673	$382,119

Class R6 shares

Sold	6,085	$74,834	5,745	$63,944
Distributions reinvested	204	2,492	420	4,662
Repurchased	(73)	(883)	(66)	(759)

Net increase	6,216	$76,443	6,099	$67,847

Class NAV shares

Sold	2,135,441	$25,941,603	650,283	$7,367,511
Distributions reinvested	970,251	11,818,094	4,299,515	47,380,760
Repurchased	(3,916,457)	(47,241,490)	(39,517,738)	(437,047,061)

Net decrease	(810,765)	($9,481,793)	(34,567,940)	($382,298,790)

Total net increase	20,973,847	$256,135,508	5,818,244	$73,530,102

Affiliates of the fund owned 13%, 43% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on August 31, 2014.

Semiannual report | Global Shareholder Yield Fund	29

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $399,642,252 and $147,942,963, respectively, for the six months ended August 31, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2014, funds within the John Hancock group of funds complex held 25.7% of the fund’s net assets. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	8.1%
John Hancock Lifestyle Growth Portfolio	8.2%

30	Global Shareholder Yield Fund | Semiannual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor) for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23–25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27–29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23–25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities

Semiannual report | Global Shareholder Yield Fund	31

markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

32	Global Shareholder Yield Fund | Semiannual report

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of an applicable benchmark index;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index for the one-year period ended December 31, 2013, outperformed its benchmark index for the three-year period ended December 31, 2013 and equaled its benchmark index for the five-year period ended December 31, 2013. The Board also noted that the fund had underperformed its peer group average for one-year period ended December 31, 2013 and outperformed its peer group average for the three- and five-year periods ended December 31, 2013.

The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance for the one-year period, noting the impact of market conditions on the fund’s investment strategies relative to the peer group. The Board also noted the fund’s favorable performance relative to the benchmark index and peer group for the three- and five-year periods.

The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer-term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are higher than the peer group median and total expenses for the fund are lower than the peer group median.

The Board took into account management’s discussion of the fund’s expenses, including action taken that will further reduce certain fund expenses. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Semiannual report | Global Shareholder Yield Fund	33

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;

(f) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion

34	Global Shareholder Yield Fund | Semiannual report

and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)

(b) reviewed the fund’s advisory fee structure and also took into account management’s discussion of the fund’s advisory fee structure; and

(c) also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;

(3) the subadvisory fee for the fund and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and

(4) information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these

Semiannual report | Global Shareholder Yield Fund	35

services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships, if any, with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fee. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fee as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fee paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) the Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the fund has general been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index over the longer-term; and

(3) the subadvisory fee is reasonable in relation to the level and quality of services being provided.

* * *

36	Global Shareholder Yield Fund | Semiannual report

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Semiannual report | Global Shareholder Yield Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Epoch Investment Partners, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott	Legal counsel
President	K&L Gates LLP

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	Global Shareholder Yield Fund | Semiannual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	320SA 8/14
MF198767	10/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
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Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
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Andrew Arnott
President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo

Chief Financial Officer

Date:	October 10, 2014